                                                     Registration No. 333-86067
                                                             File No. 811-09561

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         |X|

             Pre-Effective Amendment No.                                   |_|

             Post-Effective Amendment No. 12                               |X|

                                        and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      |X|

                               Amendment No. 14                            |X|

                        CENTURY CAPITAL MANAGEMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

                       c/o CENTURY CAPITAL MANAGEMENT, LLC
           100 FEDERAL STREET, 29TH FLOOR, BOSTON, MASSACHUSETTS 02110
               (Address of Principal Executive Offices) (Zip Code)

                                 (617) 482-3060
              (Registrant's Telephone Number, including Area Code)

                                  STEVEN ALFANO
                         CENTURY CAPITAL MANAGEMENT, LLC
           100 FEDERAL STREET, 29TH FLOOR, BOSTON, MASSACHUSETTS 02110
                     (Name and Address of Agent for Service)

                                 with copies to:

                            MATTHEW C. DALLETT, ESQ.
                               PALMER & DODGE LLP
               111 HUNTINGTON AVENUE, BOSTON, MASSACHUSETTS 02199

                         JOSEPH B. KITTREDGE, JR., ESQ.
                                ROPES & GRAY LLP
              ONE INTERNATIONAL PLACE, BOSTON, MASSACHUSETTS 02110

It is proposed that this filing will become effective (check appropriate box):

|_| immediately upon filing pursuant to paragraph (b)
|_| On, pursuant to paragraph (b)
|_| 60 days after filing pursuant to paragraph (a)(1)
|X| on February 28, 2005 pursuant to paragraph (a)(1)
|_| 75 days after filing pursuant to paragraph (a)(2)
|_| on (date) pursuant to paragraph (a)(2) of rule 485.

                                 [logo] CENTURY

                              CENTURY SHARES TRUST

                          CENTURY SMALL CAP SELECT FUND

                         Prospectus - February 28, 2005


Century Shares Trust and Century Small Cap Select Fund (each, a "Fund" and, together, the "Funds") are separate series of Century Capital Management Trust (the "Trust"). The Funds' investment adviser is Century Capital Management, LLC (the "Adviser").

                         INFORMATION IN THIS PROSPECTUS

                                                                           PAGE


Investment Objective, Principal Investment Strategies, Principal
Investment Risks and Performance.........................................     2
  Century Shares Trust...................................................     2
  Century Small Cap Select Fund..........................................     6

Fees and Expenses........................................................    11

More About Risk..........................................................    13

Management of the Funds..................................................    14

Shareholder Information..................................................    15
  Pricing of Fund Shares.................................................    15
  Purchasing Shares......................................................    16
  Redeeming Shares.......................................................    18
  Shareholder Account....................................................    22
  Dividends and Distributions............................................    22
  Tax Consequences.......................................................    23

Distribution Arrangements................................................    24

Financial Highlights.....................................................    25
  Century Shares Trust...................................................    25
  Century Small Cap Select Fund..........................................    27

How to Obtain More Information...........................................    29


THE FUNDS DESCRIBED IN THIS PROSPECTUS MAY NOT BE AVAILABLE FOR PURCHASE IN ALL STATES. THIS PROSPECTUS IS NOT AN OFFERING IN ANY STATE WHERE AN OFFERING MAY NOT LAWFULLY BE MADE.

The United States Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any contrary representation is a criminal offense.

                        CENTURY CAPITAL MANAGEMENT TRUST
                         100 Federal Street, 29th Floor,
                           Boston, Massachusetts 02110
                                  800-321-1928
                              www.centuryfunds.com

                                PROSPECTUS PAGE 1

                              CENTURY SHARES TRUST

INVESTMENT OBJECTIVE

The Fund's investment objective is long-term growth of principal and income.

PRINCIPAL INVESTMENT STRATEGIES


The Adviser seeks to keep the Fund invested in companies with good long-term results and attractive valuations compared to the markets generally. The Fund invests in companies across different sectors of the economy, including, for example, financial services and related business services, health care, technology, and consumer discretionary companies, in order to participate in the basic growth of the overall economy. With this portfolio mix, the Adviser seeks to produce above-average results over the longer term.


In constructing the Fund's portfolio, the Adviser selects securities of companies exhibiting certain characteristics, including but not limited to: (i) positive long-term results; (ii) superior management; and (iii) an ability to increase earnings and raise dividends regularly. A key measure of positive long-term results of a company is a company's ability to grow its return on equity (ROE) over an extended period of time. In recent years, the Adviser has typically used a target growth measure of 15% per year compounded over rolling three- and/or five-year periods. As a general rule, the Adviser attempts to buy shares of companies when their prices are temporarily out of favor or their valuation is lower than that of securities generally.

The Adviser usually purchases securities for the Fund primarily for investment, rather than with a view to trading profits. Accordingly, the Fund generally expects to have a relatively low rate of portfolio turnover and associated trading costs, which should result in a lower current tax burden for shareholders compared to investing in a fund with higher portfolio turnover. (See "Financial Highlights" below for the Fund's historical portfolio turnover rates.)


The Fund focuses its investments in (i.e., allocates at least 25% of its assets to) equity securities issued by companies in the financial services and related business services sectors. Within the financial services and related business services sectors, the Fund invests in banks and insurance companies and in specialty finance companies, including asset managers, brokers and service providers to financial companies that the Adviser believes will offer superior prospects.

TEMPORARY DEFENSIVE STRATEGIES. In managing the Fund's exposure to risk, the Adviser may from time to time, including during times of adverse market, political, economic, or other conditions, take temporary defensive positions that may not be consistent with the Fund's principal investment strategies if it believes that taking such positions is advisable. These positions may include, but are not limited to, the investments listed below.


o The Fund may invest without limit in United States corporate and government debt obligations of investment-grade quality at the time of purchase. Although investment-grade debt securities include securities rated Baa3 or above by Moody's or BBB- or above by Standard & Poor's, the Adviser intends to purchase only debt securities rated A3 or above by Moody's or A- or above by Standard & Poor's at the time of purchase.

o The Fund may invest less than 25% of its assets in securities of companies in the financial services and related business services sectors.

o The Fund may invest more than 20% of its assets in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), and other equity securities of non-North American issuers.

o The Fund may hold cash or cash equivalents, or money market securities, without limit.

The Fund's use of any of these temporary defensive positions may be inconsistent with the Fund's principal investment strategies. Therefore, to the extent the Fund takes any of these positions, it may not achieve its investment objective.

                                PROSPECTUS PAGE 2

                              CENTURY SHARES TRUST


In pursuing its investment strategies, the Fund may (but is not obligated to), from time to time, engage in certain derivatives transactions, including purchasing put options and writing call options, to hedge its equity exposure, permit the Fund to retain unrealized gains in the value of portfolio securities that have appreciated, or facilitate selling portfolio securities for investment reasons. The Fund may also gain exposure to equity securities indirectly by investing in shares of exchange-traded funds ("ETFs").


The Fund's investment objective is fundamental. Unless described as fundamental in this Prospectus or in the Statement of Additional Information, all other investment policies of the Fund may be changed by the Trust's Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT RISKS

You take on investment risk when you purchase shares of the Fund. The share price of the Fund may change daily, and when shares are sold they may be worth more or less than their original cost. As a result, you risk losing money by investing in the Fund. An investment in the Fund is not a deposit of any bank and therefore is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The following is a summary of the principal risks of the Fund.

MARKET RISK -- EQUITY SECURITIES: The market prices of equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The values of equity securities may decline for a number of reasons that directly relate to the issuing company, such as changes in the financial condition of the company. They may also decline due to factors that affect a particular industry or industries, such as increased production costs, technological advances and competitive conditions within an industry or industries. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest rates, or adverse investor sentiment.

Securities of companies with small market capitalizations may be subject to more abrupt price movements, limited markets and less liquidity than securities of larger, more established companies, which could adversely affect the value of the Fund's portfolio. Growth stocks are generally more sensitive to market movements than other types of stock primarily because their stock prices are based heavily on future expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall. Value stocks present the risk that they may fall out of favor with investors and under-perform growth stocks during any given period.

SECTOR RISK: In addition to the general market risks of investing in stocks, the Fund's principal investment strategy of focusing its assets in securities issued by companies in the financial services and related business services sectors exposes investors in the Fund to the particular risks of investing in those sectors. Because the Fund focuses its investments in securities of issuers in sectors with high positive correlations to one another, it may be particularly vulnerable to events affecting companies in those sectors because the companies may share common characteristics, are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market political or other developments. As a result, the value of the Fund's portfolio may fluctuate more significantly than the value of a portfolio that consists of securities from a broader range of sectors that do not have high positive correlations to one another.

Companies in the financial services and related business sectors are subject to extensive government regulation and their performance may be affected by new regulations or regulatory interpretations that impede particular lines of business. In addition, the relatively recent lowering of certain historical regulatory barriers among insurance, banking and brokerage companies presents challenges to management of these companies that may adversely affect their performance. The profitability of companies in the financial services and related business sectors are dependent upon the availability and costs of capital funds and can fluctuate significantly when interest rates change. Other factors may directly affect the value of the Fund's investments in companies in these sectors, including: competitive forces (such as price competition); prices of products and services; general economic conditions; exposure to credit risk; and, for insurance companies, changes in claims activity due (e.g., as a result of natural or man-made disasters, including acts of terrorism, or changes in demographic factors), exposure to property casualty risks, and changes in mortality and morbidity rates that affect life and health insurer profits.

                                PROSPECTUS PAGE 3

                              CENTURY SHARES TRUST

LIQUIDITY RISK: Liquidity risk exists when certain securities are difficult or impossible for the Fund to sell at the time and at the price that the Fund would like due to a limited market or to legal restrictions. This may result in a loss or may otherwise be costly to the Fund. To the extent the Fund invests in securities of companies with small market capitalizations and/or of foreign issuers, it will be subject to greater liquidity risk.

FOREIGN SECURITIES RISK: While investments in equity securities traded principally in securities markets outside the United States may provide opportunities different from those available in the U.S., they also present risks that may be greater than the risks associated with U.S. equity securities. Foreign securities are subject to foreign currency fluctuations and higher volatility and more limited liquidity than U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries, and may be subject to less government supervision with respect to how securities are issued or sold. Issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, auditing and accounting standards of foreign countries differ from U.S. standards, and foreign securities may be subject to the risk that material information about a security is either inaccurate or unavailable. There are generally higher portfolio transaction costs and foreign taxes may be imposed on dividends and interest payable on foreign securities. Foreign securities are also subject to political and economic risks. To the extent the Fund invests in foreign equity securities, it may experience more rapid and extreme changes in value.

CURRENCY RISK: Currency risk is the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the U.S. dollar value of the Fund's investment even though there has not been any change in the value of such investment measured in terms of the foreign currency in which it is denominated. Currency rates in foreign countries may change in value for several reasons, including the forces of supply and demand on the foreign exchange markets, actual or perceived changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments or central banks, currency controls and political developments in the U.S. and abroad.

MANAGEMENT RISK: This is the risk that a strategy used by the Adviser may fail to produce the intended result.

For additional information on the Fund's risks, see "More About Risk" below.


PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Statement of Additional Information.


                                   PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods shown and by comparing the Fund's average annual total returns for different calendar periods to those of a broad-based securities index. The returns shown in the bar chart and table below include reinvestment of all dividends and capital gains distributions and reflect Fund expenses.


A discussion of Fund performance during the Fund's last fiscal year is included in the Fund's annual report. The Fund provides a copy of its annual report to shareholders and, upon request and without charge, to each person to whom this Prospectus is delivered. As with any mutual fund, past performance of the Fund, before and after taxes, is not necessarily an indication of future performance.

                                PROSPECTUS PAGE 4
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                              CENTURY SHARES TRUST

                              ANNUAL TOTAL RETURNS

The Fund's annual returns for each of the last ten calendar years were as follows:

                             Years Ended December 31


                           1995                     35.23%
                           1996                     17.16%
                           1997                     50.13%
                           1998                      7.00%
                           1999                    -12.38%
                           2000                     37.44%
                           2001                     -2.52%
                           2002                    -12.57%
                           2003                     25.03%
                           2004                     _____%

During the 10 calendar years shown in the bar chart, the Fund's highest return for any quarter was [___]% (Q_ ___) and the lowest return for any quarter was [___]% (Q_ ___).



                          AVERAGE ANNUAL TOTAL RETURNS


                    (For the periods ended December 31, 2004)


                                       1 YEAR          5 YEARS        10 YEARS
                                       ------          -------        --------


Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions
  and Sale of Fund Shares
S&P 500 Index (reflects no deduction
  for fees, expenses or taxes)*

* The Fund's performance is compared to the S&P 500 Index, an unmanaged large capitalization U.S. stock index, independently maintained and published by Standard & Poor's. Of course, the S&P 500 Index does not incur expenses as the Fund does.

After-tax returns reflect the highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or IRAs. [The "Return After Taxes on Distributions and Sale of Fund Shares" set forth in the table above may exceed the "Return Before Taxes" set forth in the table above due to a tax benefit of realizing a capital loss upon the sale of Fund shares.]


                                PROSPECTUS PAGE 5

                          CENTURY SMALL CAP SELECT FUND


INVESTMENT OBJECTIVE

The Fund's investment objective is long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES


The Fund seeks to achieve its investment objective by investing primarily in companies with small market capitalizations that exhibit attractive growth and valuation characteristics through a diversified portfolio of common and preferred stocks, and securities convertible into common stock. The Fund will typically invest at least 80% of its total assets in securities of issuers based in North America, including Bermuda.

In constructing the Fund's portfolio, the Adviser primarily follows a "bottom-up" approach to portfolio construction, including meeting with company management, creating proprietary earnings models and analyzing the fundamental merits of each individual stock. The Adviser typically seeks out companies whose stock prices do not adequately reflect their potential rate of growth in revenues, earnings, market share, dividends or book value. In selecting securities, the Adviser focuses on factors affecting a company's growth potential, financial strength and underlying value, including, for example, the quality of a company's management, amount of its operating costs, size of its profit margins and its product innovations. A key measure of positive long-term results of a company is a company's ability to grow its return on equity (ROE) over an extended period of time. In recent years, the Adviser has typically used a target growth measure of 15% per year compounded over rolling three- and/or five-year periods.


The Adviser generally seeks to invest for the long-term, with buying and selling decisions affected primarily by changes in industry or company fundamentals. The Adviser seeks to maximize the Fund's after-tax total return to the extent consistent with its investment objective and other strategies.

Under normal market conditions, the Fund invests at least 80% of its total assets in equity securities of companies having market capitalizations at the time of investment of up to $2.0 billion or as defined by the largest companies in the Russell 2000(R) Index, if greater (the "Name Policy"). (The size of companies in the Russell 2000(R) Index changes with market conditions and the composition of the index. See "The Funds' Investments and Related Risks" in the Statement of Additional Information for a more detailed description of the Russell 2000(R) Index.) The Fund also expects to invest a portion of its assets in securities of issuers with larger market capitalizations.

The Fund maintains a fundamental policy to concentrate its investments in the financial services and health care group of industries. This means that the Adviser will invest at least 25% of the Fund's assets in the financial services and health care group of industries. Companies from this group of industries may include, for example, insurance companies, banks, asset managers, brokers, transaction processors, pharmaceutical companies, companies involved in biotechnology, medical diagnostic, biomedical or other health care research and development, companies involved in the operation of health care facilities, companies involved in the design, manufacture, distribution or sale of health care-related products or services, and managed-care and other health care providers, as well as service providers to financial and health care companies.

The Fund also invests in securities of companies outside of the financial services and health care group of industries, including, for example, technology and consumer discretionary companies, in order to participate in the basic growth of the overall economy. With this portfolio mix, the Adviser seeks to produce above-average results over the longer term.


TEMPORARY DEFENSIVE STRATEGIES. In managing the Fund's exposure to risk, the Adviser may from time to time, including during times of adverse market, political, economic or other conditions, take temporary defensive positions that may not be consistent with the Fund's principal investment strategies if it believes that taking such positions is advisable. These positions may include, but are not limited to, the investments listed below.


                                PROSPECTUS PAGE 6

                          CENTURY SMALL CAP SELECT FUND

o The Fund may invest without limit in United States corporate and government debt obligations of investment-grade quality at the time of purchase. Although investment-grade debt secu rities include securities rated Baa3 or above by Moody's or BBB- or above by Standard & Poor's and unrated securities deemed by the Adviser to be of comparable credit quality, the Adviser intends to purchase for temporary defensive purposes only debt securities rated A3 or above by Moody's or A- or above by Standard & Poor's or unrated securites deemed by the Adviser to be of comparable credit quality at the time of investment.

o The Fund may invest more than 20% of its assets in securities of companies with larger market capitalizations.

o The Fund may invest less than 25% of its assets in securities of issuers in the financial services and health care group of industries.

o The Fund may invest more than 20% of its assets in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), and other equity securities of non-North American issuers.

o The Fund may hold cash or cash equivalents, or money market securities, without limit in domestic or foreign currencies.

The Fund's use of any of these temporary defensive positions may be inconsistent with the Fund's principal investment strategies. Therefore, to the extent the Fund takes any of these positions, it may not achieve its investment objective.


In pursuing its investment strategies, the Fund may (but is not obligated to), from time to time, engage in certain derivatives transactions, including purchasing put options and writing call options, to hedge its equity exposure, permit the Fund to retain unrealized gains in the value of portfolio securities that have appreciated, or facilitate selling portfolio securities for investment reasons. The Fund may also gain exposure to equity securities indirectly by investing in shares of exchange-traded funds ("ETFs").


The Fund's investment objective is non-fundamental and may be changed by the Trust's Board of Trustees without shareholder approval. Unless described as fundamental in this Prospectus or in the Statement of Additional Information, all other investment policies of the Fund may be changed by the Trust's Board of Trustees without shareholder approval. In addition, the Trust's Board of Trustees will not change the Fund's Name Policy without providing shareholders with at least 60 days' prior written notice.

PRINCIPAL INVESTMENT RISKS

You take on investment risk when you purchase shares of the Fund. The share price of the Fund may change daily, and when shares are sold they may be worth more or less than their original cost. As a result, you risk losing money by investing in the Fund. An investment in the Fund is not a deposit of any bank and therefore is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The following is a summary of the principal risks of the Fund.

MARKET RISK -- EQUITY SECURITIES: The market prices of equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The values of equity securities may decline for a number of reasons that directly relate to the issuing company, such as changes in the financial condition of the company. They may also decline due to factors that affect a particular industry or industries, such as increased production costs, technological advances and competitive conditions within an industry or industries. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest rates, or adverse investor sentiment.

Growth stocks are generally more sensitive to market movements than other types of stock primarily because their stock prices are based heavily on future expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall. Value stocks present the risk that they may fall out of favor with investors and under-perform growth stocks during any given period.

                                PROSPECTUS PAGE 7

                          CENTURY SMALL CAP SELECT FUND

CONCENTRATION RISK: Because the Fund maintains a fundamental policy to concentrate its investments in the financial services and health care group of industries, the value of the Fund's portfolio can be expected to change significantly based on factors affecting this group of industries. In addition, the Fund may be particularly vulnerable to events affecting companies in those industries because the companies may share common characteristics, are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market political or other developments. As a result, the value of the Fund's portfolio may fluctuate more significantly than the value of a portfolio that consists of securities from a broader range of industry groups that do not have high positive correlations to one another.

Companies in the financial services and health care group of industries are subject to extensive government regulation and their performance may be affected by new regulations or regulatory interpretations that impede particular lines of business. In addition, the relatively recent lowering of certain historical regulatory barriers among insurance, banking and brokerage companies presents challenges to management of these companies that may adversely affect their performance. The profitability of financial services companies in this group of industries is dependent upon the availability and costs of capital funds and can fluctuate significantly when interest rates change. In addition to extensive government regulation, health care companies in this group of industries are subject to reimbursement rates and government approval of products and services, which could have a significant effect on price and availability of those products and services. Other factors may directly affect the value of the Fund's investments in companies in the financial services and health care group of industries, including: competitive forces (such as price competition); prices of products and services; general economic conditions; exposure to credit risk; and, for insurance companies, changes in claims activity due (e.g., as a result of natural or man-made disasters, including acts of terrorism, or changes in demographic factors), exposure to property casualty risks, and changes in mortality and morbidity rates that affect life and health insurer profits.

SMALL COMPANIES RISK: The Fund primarily invests in securities of companies with small market capitalizations. While securities of companies with small market capitalizations may offer greater opportunities for long-term capital appreciation than securities of larger, more established companies, small companies will generally have more limited product lines or markets, more limited access to financial markets, and less depth in management. The Fund's investments in these companies are subject to a substantially greater risk of loss. Securities of small market capitalization companies also may have more volatile prices and may be harder to sell at certain times than the stocks of large companies. Securities of small market capitalization issuers may be traded on regional securities exchanges or in the over-the-counter markets, which may provide less liquidity than U.S. national securities exchanges, resulting in greater liquidity risk.

In addition, the Fund may invest in small, unseasoned companies that may have been in operation for only a short period of time. Securities of these companies may be subject to more volatility in their prices than small market capitalization companies generally. They might have a more limited trading market, which could adversely affect the Fund's ability to dispose of them and may reduce the price the Fund might be able to obtain for them. For example, other investors that own a security issued by a small, unseasoned issuer for which there is limited liquidity might trade the security when the Fund is attempting to dispose of its holdings of that security.

LIQUIDITY RISK: Liquidity risk exists when certain securities are difficult or impossible for the Fund to sell at the time and at the price that the Fund would like due to a limited market or to legal restrictions. This may result in a loss or may otherwise be costly to the Fund. The Fund has increased exposure to liquidity risk because it primarily invests in securities of companies with small market capitalizations. In addition, to the extent the Fund invests in foreign securities, it will be subject to even greater liquidity risk.

FOREIGN SECURITIES RISK: While investments in equity securities traded principally in securities markets outside the United States may provide opportunities different from those available in the U.S., they also present risks that may be greater than the risks associated with U.S. equity securities. Foreign securities are subject to foreign currency fluctuations and higher volatility and more limited liquidity than U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries, and may be subject to less government supervision with respect to how securities are issued or sold. Issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, auditing and accounting standards of foreign countries differ from U.S. standards, and foreign securities may be subject to the risk that material information about a security is either inaccurate or unavailable. There are generally higher portfolio transaction costs and foreign taxes may be imposed on dividends and interest payable on foreign securities. Foreign securities are also subject to political and economic risks. To the extent the Fund invests in foreign equity securities, it may experience more rapid and extreme changes in value.

                                PROSPECTUS PAGE 8

                          CENTURY SMALL CAP SELECT FUND

The Fund may invest in equity securities of companies in emerging countries. These securities are subject to greater levels of foreign securities risk than equity securities of companies in more developed foreign countries, since emerging countries securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks of investing in developed foreign countries. Emerging countries equity securities may be harder to sell and their prices more volatile than equity securities of companies in the U.S. and other developed countries.

CURRENCY RISK: Currency risk is the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the U.S. dollar value of the Fund's investment even though there has not been any change in the value of such investment measured in terms of the foreign currency in which it is denominated. Currency rates in foreign countries may change in value for several reasons, including the forces of supply and demand on the foreign exchange markets, actual or perceived changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments or central banks, currency controls and political developments in the U.S. and abroad.

MANAGEMENT RISK: This is the risk that a strategy used by the Adviser may fail to produce the intended result.

For additional information on the Fund's risks, see "More About Risk" below.


PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Statement of Additional Information.


                                   PERFORMANCE


The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods shown and by comparing the Fund's average annual total returns for different calendar periods to those of a broad-based securities index. The returns shown in the bar chart and table below include reinvestment of all dividends and capital gains distributions and reflect Fund expenses.


A discussion of Fund performance during the Fund's last fiscal year is included in the Fund's annual report. The Fund provides a copy of its annual report to shareholders and, upon request and without charge, to each person to whom this Prospectus is delivered. As with any mutual fund, past performance of the Fund, before and after taxes, is not necessarily an indication of future performance.

                              ANNUAL TOTAL RETURNS


The Fund's annual returns for its Institutional Class shares for each of the last five calendar years was as follows:


                             Years Ended December 31


                      2000                           54.95%
                      2001                            5.80%
                      2002                            0.75%
                      2003                           47.29%
                      2004                           _____%

During the 5 calendar years shown in the bar chart, the Fund's highest return for its Institutional Class shares for any quarter was [___]% (Q_ ____) and the lowest return for any quarter was [___]% (Q_ ____).


                                PROSPECTUS PAGE 9

                          CENTURY SMALL CAP SELECT FUND

                          AVERAGE ANNUAL TOTAL RETURNS

                    (For the periods ended December 31, 2004)

                                                           1 YEAR       5 YEARS
                                                           ------       -------

INSTITUTIONAL CLASS (INCEPTION DATE: 12/9/99)
  Return Before Taxes
  Return After Taxes on Distributions
  Return After Taxes on Distributions and Sale of
    Fund Shares
  Russell 2000(R) Index (reflects no deduction for fees, expenses or taxes)(1)

INVESTOR CLASS (INCEPTION DATE: 2/24/00)
  Return Before Taxes(*)
  Russell 2000(R) Index (reflects no deduction for fees, expenses or taxes)(**)

 * After-tax returns are shown for the Institutional Class shares only; after-tax returns for the Investor Class shares may vary.

** The Fund's performance is compared to the Russell 2000(R) Index, an unmanaged U.S. stock index, independently maintained and published by Frank Russell Company. See "The Funds' Investments and Related Risks" in the Statement of Additional Information for a more detailed description of the Russell 2000(R) Index. Of course, the Russell 2000(R) Index does not incur expenses as the Fund does.

After-tax returns reflect the highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or IRAs. [The "Return After Taxes on Distributions and Sale of Fund Shares" set forth in the table above may exceed the "Return Before Taxes" set forth in the table above due to a tax benefit of realizing a capital loss upon the sale of Fund shares.]


                               PROSPECTUS PAGE 10

                                FEES AND EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of a Fund.

SHAREHOLDER FEES

(fees paid directly from your investment):

Redemption Fee (for Fund shares held less than 180 days,
  as a % of amount redeemed)(1)                                        1.00%

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Fund assets, as a percentage of average daily net assets):


CENTURY SHARES TRUST
--------------------
Management Fees(2)                                     0.95%
Distribution and Service (12b-1) Fees                  NONE
Other Expenses
Total Annual Fund Operating Expenses

                                                     INVESTOR     INSTITUTIONAL
CENTURY SMALL CAP SELECT FUND                          CLASS          CLASS
-----------------------------                          -----          -----
Management Fees(3)                                     0.95%          0.95%
Distribution and Service (12b-1) Fees                  0.25%          NONE
Other Expenses(4)
Total Annual Operating Expenses(4)
Net Total Annual Operating Expenses(4)

(1) A 1.00% redemption fee (also referred to as a short-term trading fee) may apply to any shares that are redeemed (either by selling or exchanging into another fund) within 180 days of purchase. See "Shareholder
    Information--Redeeming Shares" below for more information about this redemption fee.

(2) The management fees include investment advisory fees of 0.80% of the Fund's average daily net assets and a separate administration fee of 0.15% of the Fund's average daily net assets pursuant to an administration agreement with the Adviser.

(3) The Adviser has contractually agreed to waive a portion of its management fee for both classes and to reimburse certain other expenses to the extent necessary so that net total Fund annual operating expenses (exclusive of brokerage commissions, taxes, interest and litigation, indemnification and other extraordinary expenses) will not exceed, on an annualized basis, 1.80% of the Fund's average daily net assets in the case of the Investor Class shares and 1.45% of the Fund's average daily net assets in the case of the Institutional Class shares through at least February 28, 2006. No assurance can be given that the Adviser will extend this waiver and reimbursement beyond February 28, 2006.


(4) The Adviser may at any time bear any organizational or operational expenses of the Fund, subject to reimbursement by the Fund or its respective class.


The information provided is based on the fees and expenses incurred by the Funds during the most recent fiscal year. A Fund's expenses may vary in future years.


                               PROSPECTUS PAGE 11

EXAMPLE

This EXAMPLE is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that a Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                        1 YEAR     3 YEARS    5 YEARS   10 YEARS
CENTURY SHARES TRUST

CENTURY SMALL CAP SELECT FUND
Investor Class
Institutional Class


* After fee waiver and expense reimbursement described in note 3 to the "Annual Fund Operating Expenses" table above.

                               PROSPECTUS PAGE 12

                                 MORE ABOUT RISK

In addition to the principal risks of the Funds discussed above in each Fund's "Principal Investment Risks" section, the following is a list of additional risks to which each Fund may be subject (unless otherwise indicated below) because of its investment in various types of securities or its engagement in various practices. The Funds could be subject to other risks not described in this Prospectus because the types of investments made by the Funds may change over time. The Statement of Additional Information includes more information about the Funds and their investments and related risks.

POLITICAL RISK: The risk of losses in a Fund's securities directly attributable to government or political actions.

MARKET RISK -- FIXED INCOME SECURITIES: Fixed income securities are subject to credit risk, interest rate risk and liquidity risk. In general, the value of fixed income securities rises when prevailing interest rates fall and falls when prevailing interest rates rise. This means that a Fund's portfolio may decrease in value due to unpredictable drops in a security's price or periods of below-average performance in a given security or in the securities market as a whole.

Century Small Cap Select Fund is permitted to invest in lower-rated securities (i.e., securities rated lower than Baa3 by Moody's or BBB- by Standard & Poor's or determined by the Adviser to be of comparable quality). To the extent it does invest in lower-rated securities, which are commonly referred to as "junk" bonds, it will be subject to increased credit risk. Lower-rated securities offer the potential for higher investment returns than higher-rated securities, but they carry a higher degree of credit risk. Their issuers' ability to meet principal and interest payments is considered speculative. In addition, lower-rated securities are more susceptible to real or perceived economic and competitive industry conditions and may be less liquid than higher-rated securities.

CREDIT RISK: The risk that the issuer or guarantor of a fixed income security, the counterparty to a derivatives contract, or the borrower of a Fund's securities will be unable or unwilling to make timely principal, interest or settlement payments or otherwise to honor its obligations. Nearly all fixed income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are U.S. corporations or the U.S. Government, and the credit rating of such issuers.

INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. In general, the prices of fixed income securities rise when interest rates fall, and prices fall when interest rates rise. Interest rate risk can also depend upon the credit quality of a fixed income security and is generally considered higher for lower-rated fixed income securities.

LEVERAGING RISK: The risk associated with securities or practices, such as borrowing, that multiply small index or market movements into larger changes in value. When a derivative security is used as a hedge against an offsetting position that a Fund also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. If a Fund hedges imperfectly, it will be directly exposed to the risks of the derivative security and any loss generated by the derivative security will not be offset by a gain.

DERIVATIVES RISK: Each Fund may (but is not obligated to) engage in certain derivatives transactions, including using options for hedging purposes. Options provide the holder with the right to buy or sell an underlying security at a specified price before a specified date in the future and, accordingly, are subject to changes in the values of the underlying securities on which they are based. Even a small investment in options by a Fund may give rise to leveraging risk, and can have a significant impact on the Fund's exposure to stock market values. Also, suitable derivatives transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. A Fund's use of derivatives may also increase the taxes payable by shareholders.


EXCHANGE-TRADED FUNDS RISK: As indicated above in each Fund's "Principal Investment Strategies," the Funds may invest in shares of ETFs. ETFs are investment companies that hold a portfolio of common stocks designed to track the price performance and dividend yield of a particular securities market index (or sector of an index), such as the S&P 500 Index and Russell 2000(R) Index. Because ETFs may be traded like stocks on a national securities exchange (e.g., the American Stock Exchange), ETFs may be purchased and sold throughout the trading day, based on their market price. Each share of an ETF represents an undivided ownership interest in the portfolio held by an ETF. ETFs, as investment companies, incur their own management and other fees and expenses, such as trustees fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which would be borne by the Funds as investors in ETFs. As a result, an investment by a Fund in an ETF could cause the Fund's operating expenses to be higher and, in turn, performance to be lower than if it were to invest directly in the securities underlying the ETF. In addition, the Funds will be indirectly exposed to all of the risks of an investment in the ETFs.


                               PROSPECTUS PAGE 13

                             MANAGEMENT OF THE FUNDS


The Investment Adviser

Effective January 29, 2004, Century Capital Management, LLC, referred to herein as the "Adviser," succeeded Century Capital Management, Inc., referred to herein as "Old CCM," as the Funds' investment adviser following the closing of a transaction in which the Adviser acquired substantially all of the assets and assumed all of the liabilities of Old CCM. Old CCM had managed Century Shares Trust since 1994 and Century Small Cap Select Fund since its inception in 1999. The Adviser, which is solely owned by its managing partners, was formed as a Delaware limited liability company on November 10, 2003. It is located at 100 Federal Street, 29th Floor, Boston, Massachusetts 02110. The Adviser also serves as the investment adviser to certain private limited partnerships and separately managed accounts whose investors are primarily institutions and may, in the future, manage other pooled investment vehicles.

The Adviser has discretionary authority to invest each Fund's assets, subject to the supervision of the Trust's Board of Trustees. The Adviser also performs (or arranges for the performance of) certain management and administrative services necessary for each Fund's operation. Such services include providing office space, equipment and facilities, supervising relations with service providers (such as a Fund's custodian, transfer agent, accountants and attorneys), maintaining a Fund's existence and records, and maintaining a Fund's registration and qualification for sale of its shares. In exchange for these services, each Fund pays the Adviser a monthly management fee (and, in the case of Century Shares Trust, a separate administration fee), based on a percentage of the Fund's average daily net assets.

For the fiscal year ended October 31, 2004, the aggregate fee rate paid by each Fund for the investment advisory and management and administrative services, expressed as a percentage of each Fund's average daily net assets, was as follows:

CENTURY SHARES TRUST               0.95%(1)
CENTURY SMALL CAP                  ____% (after waiver and
   SELECT FUND                     reimbursement)(2)

(1) This fee rate was paid to Old CCM for the period November 1, 2003 to January 29, 2004, and to the Adviser for the period January 29, 2004 through October 31, 2004. As described in note 2 to the "Annual Fund Operating Expenses" table in the "Fees and Expenses" section above, this fee rate includes a management fee of 0.80% of the Fund's average daily net assets and a separate administration fee of 0.15% of the Fund's average daily net assets.

(2) This fee rate was paid to Old CCM for the period November 1, 2003 to January 29, 2004, and to the Adviser for the period January 29, 2004 through October 31, 2004.

The Portfolio Managers

The following people are primarily responsible for the day-to-day management of each Fund:

Alexander L. Thorndike                    Kevin W. Callahan
Managing Partner and Chief                Managing Director and Director of
Investment Officer of Century             Research of Century Capital
Capital Management, LLC and Lead          Management, LLC and Portfolio
Portfolio Manager of the Funds            Manager of the Funds

o Responsible for implementing the        o Responsible for overseeing
  Funds' investment strategy, stock         analysts, making investment
  selection and portfolio                   recommendations and monitoring
  construction, and monitoring              investment performance; has
  investment performance; has final         decision-making authority with
  decision-making authority with            respect to portfolio management.
  respect to portfolio management.

o Joined Century Capital in 1999,         o Joined Century Capital in 2001,
  with seven years prior experience         with twelve years prior experience
  as an equity analyst at William           as a portfolio manager at
  Blair and Company and as an               Standish, Ayer & Wood, Inc. and as
  analyst and portfolio manager at          a securities analyst at Loomis,
  CC&F Asset Management.                    Sayles & Company and Fleet
                                            Investment Advisors.

o MBA, The J.L. Kellogg Graduate          o MBA, The J.L. Kellogg Graduate
  School of Management at                   School of Management at
  Northwestern University                   Northwestern University

o Member of the investment committee      o Member of the investment committee
  for each Fund since 1999                  for each Fund since 2001


                               PROSPECTUS PAGE 14

                             SHAREHOLDER INFORMATION

PRICING OF FUND SHARES

The price of a share of a Fund is the net asset value or "NAV" of a share. A Fund's net asset value is the total market value of the Fund's investments plus cash, receivables and any other Fund assets, less liabilities. A Fund's net asset value per share is determined by dividing the Fund's net asset value by the Fund's total outstanding shares. The net asset value per share of a class of a Fund's shares is determined by dividing the total net asset value attributable to that class of the Fund by the total outstanding shares of such class.

A Fund's NAV per share is computed by the Trust's custodian, State Street Bank and Trust Company (the "Custodian"), as of the close of regular trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., New York City time) on each day that the Exchange is open for trading. The Exchange is closed on weekends and on national holidays (except Columbus Day and Veterans' Day) and Good Friday. At the Adviser's discretion, a Fund's NAV may be computed on other days if the Adviser determines that there has been a sufficient degree of trading in the Fund's portfolio securities to materially affect the NAV of the Fund's shares. This may occur, for example, if the Exchange is closed, but the NASDAQ Stock Market is open for trading. The price at which you purchase, exchange or redeem a share in a Fund is the NAV per share next calculated by the Custodian after your order is received by the Fund in proper form.

The market value of a Fund's portfolio securities is generally determined as follows:

o Domestic securities for which market quotes are readily available - For securities for which the primary market is in the United States, market value is generally determined on the basis of the last reported sales price or, if available, the official closing price reported for an issue traded on the over-the- counter stock market, including the NASDAQ Official Closing Price for NASDAQ-traded securities. If no sales prices or official closing prices are reported, market value is generally determined based on quotes or other closing prices obtained from a quotation reporting system, established market makers or reputable pricing services. For unlisted securities and for exchange-listed securities for which there are no reported sales or official closing prices, market value is generally determined using closing bid prices.

o Foreign securities for which market quotes are readily available - For securities for which the primary market is outside of the United States, market value is generally determined on the basis of the last reported sales price or, if available, the official closing price. For unlisted securities and for exchange-listed securities for which there are no reported sales or official closing prices, market value is generally determined using the last evaluated quotes or closing bid prices. Portfolio securities and other assets initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates prevailing at the time the Fund's daily NAV is computed by the Custodian. As a result, the NAV of a Fund's shares may be affected by fluctuations in values of foreign currencies in relation to the U.S. dollar even though there has not been any change in the values of such securities measured in terms of the foreign currencies in which they are determined.

o Short-term instruments (remaining maturity of 60 days or less) - Valued at amortized cost, unless particular circumstances dictate otherwise (for example, if the issuer's creditworthiness has become impaired).

o Exchange-traded options (if any) - Valued at the settlement price determined by the relevant exchange.

o Portfolio securities and other assets for which market quotes are not readily available - Valued at "fair value" as determined in good faith by the Board of Trustees of the Trust or persons acting at their direction pursuant to instructions from the Board of Trustees.

In unusual circumstances, instead of valuing securities in the usual manner described above (e.g., based on available market information), a Fund may value securities or assets at "fair value" or estimate their values as determined in good faith by the Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. The Board of Trustees or persons acting at their direction may "fair value" securities or assets of a Fund if events occur after the close of the relevant market,

                               PROSPECTUS PAGE 15
but prior to the close of the Exchange, that materially affect the values of those securities or assets. For instance, events materially affecting the values of U.S. fixed income securities may occur between the time the prices are determined (generally 3:00 p.m., New York City time) and the close of the Exchange. Similarly, events materially affecting the values of foreign securities may occur between the time of their pricing (e.g., the close of the foreign stock exchange on which such securities are traded) and the close of the Exchange. In these cases, the relevant securities may not be valued based on quotes from the primary markets in which they are traded (as described above), but rather may be priced by another method that the Board of Trustees believes reflects the securities' "fair value."

To the extent a Fund has investments in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the NAV of the Fund's shares may change on days when you will not be able to purchase, exchange or redeem shares of the Fund.

PURCHASING SHARES

You may purchase shares of a Fund by check or wire transfer. In addition, if you are already a shareholder, you may purchase additional Fund shares by telephone. In limited circumstances described below, you may also purchase Fund shares by exchanging Fund shares for securities acceptable to the Adviser. The Funds are "no-load" funds, so you pay no sales commissions on a purchase directly from either Fund. You may request a copy of this Prospectus, sales literature and an Application from the Trust at the address, telephone number, or e-mail address listed on the back of this Prospectus.


Century Small Cap Select Fund currently offers two classes of shares--the Investor Class and the Institutional Class. The different classes represent investments in the same portfolio of securities, but the classes are subject to different expenses and, as a result, likely will have different net asset values. If you are purchasing Century Small Cap Select Fund shares, be sure to specify which class of shares you are purchasing. If you do not, your investment will be made in shares of the Investor Class.


General Policies. The Trust reserves the right to reject all or part of any order to purchase Fund shares. In particular, the Trust may reject orders with respect to a Fund's shares from investors whose trading practices are not considered to be consistent with the long-term investment objectives of the Fund. If your order to purchase shares is accepted and processed, you may not cancel or revoke the purchase, but you may redeem the shares purchased. (See "Redeeming Shares" below for a description of how to redeem shares and the redemption fee.)

A Fund may be closed to new investors, temporarily or permanently, without advance notice to investors.

Minimum Investment Amounts. Each Fund retains discretion to reduce any of the minimum investment requirements set forth below.

Century Shares Trust--The minimum initial investment amount is $1,000; the minimum investment amount for subsequent purchases is $50.

Century Small Cap Select Fund--The minimum initial investment amount for Investor Class shares is $1,000; the minimum investment amount for subsequent purchases is $50. The minimum initial investment amount for Institutional Class shares is $250,000; there is no minimum for subsequent purchases. For investors purchasing Institutional Class shares through registered investment advisers, institutions, such as trusts or foundations, or other qualified investors purchasing through an omnibus account, shareholder purchases may be aggregated to meet the minimum initial investment amount. The minimum initial investment amount for the Institutional Class shares does not apply to accounts of the Adviser, its affiliates and related persons, or any of their employees.

If the value of your Institutional Class account is below $150,000 following any redemption, exchange, or transfer by you, you will have a 30-day period in which to invest an amount sufficient to restore the account value to at least $250,000. If not, the entire account will thereupon be converted to Investor Class shares. You should consult your tax advisor as to the consequences of such a conversion. If following a transfer of Institutional Class shares, the recipient's account value is less than $150,000, the recipient's account will be converted to Investor Class shares.

                               PROSPECTUS PAGE 16

Delivery Instructions. To make an initial investment in a Fund, you must complete and sign the Application to purchase shares and deliver it with your payment as follows:

Regular Mail
Century Funds
P.O. Box 446
Portland, ME 04112

Overnight Mail or Hand Delivery
Century Funds
c/o Forum Shareholder Services, LLC Two Portland Square
Portland, ME 04101

Your purchase request will be completed and your shares will be purchased at the net asset value per share next calculated by the Custodian after the Fund receives your Application and investment in proper form. See "Customer Identification and Verification" below.

Purchases by Check. You should make your check payable to the appropriate Fund for the requested purchase amount. A Fund will not accept cash or cash equivalents, third party checks, or checks drawn on banks located outside of the United States. If your purchase order for shares of a Fund is cancelled because your check does not clear, you will be responsible for any loss incurred by the Fund; existing shareholders may have shares redeemed from their account to reimburse any loss.

Purchases by Wire and Electronic Transfers. You may purchase shares by having your bank send a wire transfer to the Custodian. Your bank may charge you a fee for a wire transfer. If you wish to send a wire transfer, notify the Trust before the funds are wired by telephone at 800-303-1928. Use the following wire transfer instructions:

Deutsche Bank Trust Company Americas New York, NY
ABA: 021001033
For credit to:
Forum Shareholder Services, LLC
A/C: 014-65-547
Re: [Insert Name of Appropriate Fund] [Insert Shareholder Name and Account
    Number]

You may purchase additional shares of a Fund by having your amounts automatically withdrawn from your bank account on a periodic basis. For more information and to receive the documentation required for this program, call the Trust at 800-303-1928.

Purchases by Telephone. If you currently have an active account, you may make subsequent investments by telephone in accordance with policies established by your Fund. Call the Trust at 800-303-1928 to inquire about a telephone purchase or to place your order. The purchase price will be the net asset value per share for the appropriate Fund next computed by the Custodian after receiving your telephone order in proper form. Payment for shares purchased by telephone must be paid by electronic funds transfer on the same day or the order is subject to cancellation. At its discretion, the Trust may accept telephone orders for Fund shares from non-shareholders or securities dealers.

Purchases in Exchange for Securities Acceptable to the Adviser. A Fund may from time to time issue its shares in exchange for securities held in the portfolio of another investment company, trust, or securities owner that are acceptable to the Adviser. Such a transaction would generally involve the issuance of Fund shares at the Fund's net asset value, based upon an investment amount equal to the value of the securities received by the Fund, which will be valued as set forth in "Pricing of Fund Shares" above.

Transactions Through Intermediaries. You may purchase or redeem shares of a Fund through intermediaries, such as certain broker-dealers, "fund supermarkets," investment professionals, retirement accounts or other vehicles. An intermediary may charge you a fee for its services, and it may have procedures for purchasing and redeeming shares and account features differing from those that would apply if you deal directly with a Fund.

                               PROSPECTUS PAGE 17

An intermediary may be a designated agent of a Fund. If so, orders it accepts for the purchase of shares of a Fund on a business day at any time up until the daily computation of the Fund's net asset value per share (normally 4:00 p.m., New York City time, as described above in "Pricing of Fund Shares") would receive that day's price, unless otherwise required by applicable law or regulations in effect now or in the future. The agent will segregate orders received on a business day after the time of the daily computation of a Fund's net asset value per share and transmit those orders to the Fund separately for execution at the net asset value per share next computed after that business day. A purchase made through an intermediary that is not a designated agent of a Fund is made at the net asset value per share next determined after the order is actually received by the Fund in proper form.

Customer Identification and Verification. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account with a Fund, we will ask your name, address, date of birth, and other information that will allow us to identify you. This information is subject to verification, to ensure the identity of all persons opening a mutual fund account. The Trust is required by law to reject your new account application if the required identifying information is not provided. In certain instances, the Trust is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used to establish and verify a customer's identity. The Trust will attempt to collect the missing information required on the application by contacting you or, if applicable, your broker. If this information cannot be obtained within a time frame established at the sole discretion of the Trust, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next computed by the Custodian after receipt of your application in proper form.

However, if your account is opened but the Trust is unable to verify your identity within a time frame established at the sole discretion of the Trust, the Trust reserves the right to close your account at the then-current day's net asset value per share and remit proceeds to you via check, less any applicable redemption fee. In such an instance, you may be subject to a gain or loss on shares of the Fund and will be subject to corresponding tax implications. (See "Tax Consequences" below for a discussion of certain federal income tax consequences of redeeming Fund shares.) The Trust reserves the further right to hold your proceeds until your original check clears the bank. If you do not provide any requested information, the Fund will treat this as a request for redemption. (See "Redeeming Shares" below for a discussion of the Funds' redemption procedures and redemption fee.)

Anti-Money Laundering Compliance Program. Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Trust has adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken with respect to a Fund when, at the sole discretion of the Adviser, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authorities. If your account is closed at the request of governmental or law enforcement authorities, you may not receive proceeds of the redemption of your shares of a Fund if the Fund is required to withhold such proceeds.

REDEEMING SHARES

You may redeem shares of a Fund by sending a written request for redemption to the Fund. The request should be delivered as follows:

Regular Mail
Century Funds
P.O. Box 446
Portland, ME 04112

                               PROSPECTUS PAGE 18

Overnight Mail or Hand Delivery
Century Funds
c/o Forum Shareholder Services, LLC
Two Portland Square
Portland, ME 04101

In your written request, you must (1) indicate the number of shares or dollar amount to be redeemed, (2) provide your shareholder account number, and (3) have each record owner sign the request exactly as the shares are registered (e.g., a trustee or custodian must sign as such). The Trust does not permit redemption of shares of a Fund by telephone (except in limited circumstances as described below), fax or e-mail. You also may redeem shares through an intermediary, which may charge a fee for its services and have certain procedures for redeeming shares through it (in addition to those described in this Prospectus), as described above in "Purchasing Shares."

Redemption orders are processed at the net asset value per share of a Fund next computed after the Fund receives your order in proper form, less any applicable redemption fee. (See "Payment for Redeemed Shares and Redemption Fee" below for a discussion of the redemption fees charged by the Funds for shares redeemed within 180 days of purchase.) The price you receive in a redemption may be more or less than the price you paid when you purchased your shares and may result in a taxable capital gain or loss. (See "Tax Consequences" below for a discussion of certain federal income tax consequences of redeeming Fund shares.)

Other Required Documentation. Certain redemption requests must include a signature guarantee, which is an established commercial practice designed to protect you and the Funds from fraud. You must include a signature guarantee if:
(1) you wish to sell more than $20,000 worth of shares, (2) you wish to have the redemption proceeds sent to an address different than that registered in your account, (3) you have changed your registered address within the last 120 days, or (4) you wish to have the redemption proceeds made payable to a person who is not the registered account owner. The signature guarantee must apply to the signature of each record owner on your account. You may obtain a signature guarantee from a participant in the Medallion signature guarantee program, such as a bank, credit union, or securities broker-dealer. A notary public cannot provide a signature guarantee.

Shares owned by corporations, trusts, partnerships, estates or other entities are subject to special rules regarding documentation required for redemption. These shareholders should call the Trust at 800-303-1928 to obtain specific instructions for their situation.


Market Timing Policies and Procedures. Short-term and excessive trading of fund shares may present risks to a fund's long-term shareholders, including potential dilution in the value of fund shares, interference with the efficient management of the fund's portfolio, taxable gains to remaining shareholders and increased brokerage and administrative costs. These risks may be more pronounced for a fund investing in securities that pose special valuation challenges (e.g., foreign securities), as certain investors may seek to make short-term trades as part of a strategy aimed at exploiting the use of "stale" or otherwise inaccurate prices for fund portfolio holdings (e.g., "time zone arbitrage").

The Funds discourage short-term and excessive trading and the Funds' Board of Trustees has adopted certain policies and procedures to address the risks associated with such practices. The policies include the imposition of a redemption fee of 1.00% on Fund shares redeemed within 180 days after purchase (subject to certain exceptions, as described below under "Redemption Fee"), and reservation of the right to reject orders from investors whose trading practices are not considered to be consistent with the long-term investment objectives of the Fund. In addition, the Funds have adopted certain fair valuation practices intended to protect the Funds from efforts to exploit "stale" or otherwise inaccurate prices for portfolio holdings.

There is no assurance that these policies and procedures will be effective in limiting short-term and excessive trading in all cases. For example, the Funds may not be able to effectively monitor, detect or limit short-term or excessive trading by underlying shareholders that occurs through omnibus accounts maintained by broker-dealers or other financial intermediaries. Depending on the amount of Fund shares held in such omnibus accounts, short-term and/or excessive trading of Fund shares could adversely affect long-term shareholders in the Funds.


                               PROSPECTUS PAGE 19

Redemption Fee. If you redeem shares of a Fund within 180 days after purchase, the Fund may deduct a redemption fee from the proceeds payable to you. The redemption fee is 1.00% of the net asset value of the shares redeemed. This fee is retained by the Fund for the shareholders' benefit in order to offset the brokerage commissions and other transaction costs associated with redemptions. If you purchased shares on different days, unless you instruct the Fund otherwise in writing, in determining whether a redemption fee is payable when shares are redeemed, the Fund will first redeem shares that are not subject to the fee and then will redeem other shares in the order in which you purchased them beginning with the shares you have held the longest. A Fund may, in the exercise of its sole discretion, waive its redemption fee in any case.

The redemption fee is not applicable to certain transactions. Specifically, the redemption fee is not applicable to transactions involving (i) shares redeemed for the sole purpose of using the redemption proceeds to purchase shares of another series of the Trust (as of the date of this Prospectus, the two Funds offered through this Prospectus are the only series of the Trust); (ii) shares acquired as a result of reinvesting dividends or other distributions of a Fund;
(iii) shares held in an account of certain qualified retirement plans; or (iv) shares held in an account of certain wrap fee accounts.

The redemption fee is applicable to shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. These purchase and sale transactions generally are netted against one another and placed on an aggregate basis; consequently, the identities of the individual shareholders on whose behalf the transactions are placed generally are not known to the Funds. Although it is the expectation of the Funds that financial intermediaries will assess the redemption fee on their customers' accounts and remit the proceeds to the Funds, not all financial intermediaries are able to do so, primarily due to operational issues. The Funds will attempt to monitor the trading activity in such accounts and take appropriate corrective action if it appears that there is a pattern of short-term or excessive trading in the accounts.

Payment for Redeemed Shares. Your redemption will normally be paid by check sent to you not later than seven days from the effective redemption date. A Fund may, in the exercise of its sole discretion, make payment by an alternate method.


A Fund is obligated to redeem your Fund shares solely in cash, if your redemptions of the Fund's shares, over any 90-day period, do not exceed the lesser of $250,000 or 1% of the total net asset value of the Fund. A Fund, however, is permitted to deliver to you assets in kind (in whole or in part), instead of cash, if your redemptions of the Fund's shares, over any 90-day period, exceed the lesser of $250,000 or 1% of the total net asset value of the Fund. If you receive a redemption in kind, you may incur brokerage costs in converting securities received into cash. In addition, for any period between redemption and subsequent sale or conversion of an in-kind redemption, the securities received will be subject to general market risk and may decline in value during any such period.

                               PROSPECTUS PAGE 20

Possible Redemption Delays. If you have recently purchased shares by check and you wish to redeem those shares, your Fund may delay payment of the redemption proceeds to you until the check has cleared, which may take up to 15 calendar days from the purchase date.

As with all mutual funds, each Fund may suspend redemptions and defer payment for more than seven days during times when the Exchange is closed for other than weekends or holidays, during periods when the trading is restricted on the Exchange, during any emergency making it impractical for the Fund to dispose of its securities or to fairly determine its net asset value, or during any other period permitted by the Securities and Exchange Commission for the protection of investors. In addition, as discussed above in "Purchasing Shares -- Anti-Money Laundering Compliance Program," a Fund may withhold your redemption proceeds if your account is closed at the request of governmental or law enforcement authorities and such authorities require the Fund to withhold your proceeds.

Exchange Privilege. You are permitted to redeem shares in a Fund by telephone for the sole purpose of using the redemption proceeds to purchase shares of the other Fund of the Trust. Your redemption price for shares of the redeemed Fund and purchase price for shares of the purchased Fund will be the net asset value per share for each Fund next computed after the Trust receives your request in proper form; you will not be charged any additional fees for these transactions. You may incur taxable gain or loss on the redemption of Fund shares. (See "Tax Consequences" below for a discussion of certain federal income tax consequences of exchanging Fund shares.) You should consult your tax advisor about the tax consequences of exchanging Fund shares. The Funds and their transfer agent will use reasonable procedures to confirm the identity of shareholders and the authenticity of exchange instructions, including requiring personal identification, but will not be liable for following instructions communicated by telephone that are reasonably believed to be genuine. This privilege is automatically available to you without any further action on your part; however, the following procedures and restrictions apply:

o all shares of the Fund being purchased with redemption proceeds must be registered in the same name, address, and taxpayer identification number as the shares of the Fund being redeemed;

o prior to purchasing shares of a Fund with redemption proceeds received from the other Fund, you should read the portions of this Prospectus relating to the Fund being purchased;

o you may purchase shares of the other Fund only if you reside in a state where its shares are authorized for purchase;

o if you have recently purchased shares of a Fund, your purchase of shares of the other Fund will be effected only after your purchase check has cleared (which may take up to 15 days from purchase);

o income dividends and capital gains distributions for your shares of the purchased Fund will be treated in the same manner as they have been treated for your shares of the redeemed Fund, unless you change your choice in writing; and

o this exchange privilege is subject to the Funds' right to refuse, cancel or rescind any exchange order as described above in "Purchasing Shares -- Anti-Money Laundering Compliance Program" and the Funds' right to suspend redemptions as described above in "Possible Redemption Delays."

A Fund may modify or terminate this exchange privilege at any time without prior notice.

If you wish to utilize this exchange privilege, please call the Trust's shareholder services at 800-303-1928, or contact the Trust by mail or e-mail at the addresses provided on the back cover of this Prospectus.

                               PROSPECTUS PAGE 21

SHAREHOLDER ACCOUNT

The Funds bear the costs of maintaining their shareholders' accounts. However, the Funds may charge you a fee to cover their additional costs if you request a duplicate confirmation statement of a transaction or a historical transcript of your account. The Funds reserve the right on 60 days' prior written notice to impose charges to cover other administrative costs.

Because small accounts result in relatively higher administration costs, the Funds reserve the right to redeem shares in any account the value of which falls below $500 following any redemption by you in order to minimize the disproportionately high administrative costs associated with small account balances. The Funds will notify you before doing so in order to allow you to increase your account balance above the minimum investment level.

You should communicate changes of address or other account information to the Trust at:

Regular Mail
Century Funds
P.O. Box 446
Portland, ME 04112

Overnight Mail or Hand Delivery
Century Funds
c/o Forum Shareholder Services, LLC
Two Portland Square
Portland, ME 04101

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes to its shareholders its net investment income, if any, in the form of income dividends. Net investment income represents the dividends, interest and other income earned from its investments, less its expenses (including, for this purpose, the excess of net short-term capital gains over net long-term capital losses). Century Shares Trust normally declares and pays income dividends to shareholders semiannually, in June and December. Century Small Cap Select Fund normally declares and pays income dividends to shareholders annually, in December.

Each Fund also distributes annually to shareholders its net realized capital gains, if any, in the form of capital gain distributions. These distributions represent net long-term capital gains realized by the Fund on its investments, less any net short-term capital losses. Each Fund's capital gain distribution is normally made in December.

Your income dividends and capital gain distributions will be reinvested in additional shares of the relevant Fund unless you choose one of the following options:

o Income Option -- you will receive income dividends in cash and have capital gain distributions reinvested; or

o Cash Option -- you will receive both income dividends and capital gain distributions in cash.

You should indicate your choice on your Application when making an initial purchase of shares. You may change your choice at any time by writing the Trust at the address on the back cover of this Prospectus. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash and thus are currently taxable.

                               PROSPECTUS PAGE 22

                                TAX CONSEQUENCES

A sale, exchange, or redemption of Fund shares generally may produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions. For more information about your specific tax situation, please consult your tax advisor.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long you have owned your shares in that Fund. Therefore, distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable to you as long-term capital gains; distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable to you as ordinary income. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by a Fund as derived from "qualified dividend income" will be taxable to you at the rates applicable to long-term capital gains provided holding period and other requirements are met at both the shareholder and Fund level.

Distributions are taxable to you even if they are paid from income or gains earned by a Fund before your investment in the Fund (and thus were included in the price you paid for the Fund shares). A Fund may produce capital gains even if it does not have income to distribute and performance has been poor. Distributions are taxable whether you received them in cash or reinvested them in additional shares through the dividend reinvestment plan. Any gain resulting from the sale or exchange of Fund shares generally will be taxable to you as capital gains.

Long-term capital gain rates applicable to individuals have been temporarily reduced -- in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets -- for taxable years beginning on or before December 31, 2008.


In general, dividends (other than capital gain dividends) paid to a shareholder that is not a "U.S. person" within the meaning of the Code (a "foreign person"), are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). However, under the American Jobs Creation Act of 2004 (the "2004 Act"), effective for taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008, the Fund generally will not be required to withhold any amounts with respect to distributions of (i) U.S. source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, and (ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions are properly designated by the Fund. This provision will first apply to the Fund in its taxable year beginning November 1, 2005.

The 2004 Act modifies the tax treatment of distributions from the Fund that are paid to a foreign person and are attributable to gain from "U.S. real property interests" ("USRPIs"), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations" such as REITs. Under the 2004 Act, which is generally effective for taxable years of RICs beginning after December 31, 2004, and which applies to dividends paid or deemed paid on or before December 31, 2007, distributions to foreign persons attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations. It is not expected that a significant portion of the Fund's distributions will be attributable to gains from the sale or exchange of USRPIs.


Distributions by a Fund to qualified retirement plans generally will not be taxable. However, if shares are held by a plan that ceases to qualify for tax-exempt treatment or by an individual who has received shares as a distribution from a retirement plan, the distributions will be taxable to the plan or individual. If you are considering purchasing shares with qualified retirement plan assets, you should consult your tax advisor for a more complete explanation of the federal, state, local and (if applicable) foreign tax consequences of making such an investment.

When you redeem shares in a Fund, that Fund may elect to pay the redemption price, over a certain threshold amount, in cash or in kind. If the Fund elects to pay this portion of the redemption price by a distribution in kind of securities held by the Fund, you will be taxed on the difference between the fair market value of the assets you receive on redemption and your basis in the redeemed shares of the Fund.

                               PROSPECTUS PAGE 23

The Form 1099 that is mailed to eligible taxpayers every January details your dividends and their federal tax category. Even though the Fund provides you with this information, you are responsible for verifying your tax liability with your tax advisor.

Please note that the above is a general summary of principal federal income tax consequences of investing in the Funds. For additional information on the potential tax consequences of investing in the Funds, please see the Statement of Additional Information. In addition, you should consult your tax advisor about your particular tax situation, including possible foreign, state, local or other applicable tax laws.

                            DISTRIBUTION ARRANGEMENTS

DISTRIBUTION AND SERVICE (12b-1) PLAN FOR
CENTURY SMALL CAP SELECT FUND

Century Small Cap Select Fund has adopted a Distribution and Service Plan (the "Plan") under Rule 12b-1 of the Investment Company Act of 1940, as amended, for the Investor Class shares of the Fund to pay for certain distribution and other expenses, such as for advertising, compensation of brokers and others for selling Investor Class shares, printing and mailing prospectuses (other than to existing shareholders), preparing, printing and mailing sales literature, and providing certain services to existing Investor Class shareholders. Under the Plan, the Fund is authorized to expend up to 0.25% per annum of the Fund's average daily net assets attributable to the Investor Class shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time, these fees will increase the cost of an investment in Investor Class shares and may ultimately cost you more than other types of sales charges.

                               PROSPECTUS PAGE 24

                                                       FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund's financial performance of the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except as otherwise noted, this information has been audited by Deloitte &
Touche LLP, independent accountants, whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.


                                        YEAR ENDED                                       YEAR ENDED
                            OCTOBER 31, DECEMBER 31,

CENTURY SHARES TRUST                 2004           2003              2002(a)          2001            2000           1999
Net Asset Value,  beginning of
  period......................                     $

Income (loss) from Investment Operations:
  Net investment income.......
  Net realized and unrealized
    gain on investments.......

  Total income (loss) from
    investment operations.....

Less Distributions From:
  Net investment income.......
  In excess of net investment
    income....................
  Net realized gain on
    investment transactions ..

Total distributions...........

Redemption fees...............

Net Asset Value, end of period

Total Return..................
Ratios and supplemental data
Net assets, end of period
  (000 omitted)...............
Ratio of expenses to average
  net assets..................
Ratio of net investment income
  to average net assets.......
Portfolio Turnover Rate.......

(a) For the period from January 1, 2002 to October 31, 2002. Effective September 5, 2002, Century Shares Trust changed its fiscal year end from December 31 to October 31.
  * Annualized.
 ** Not annualized.


                               PROSPECTUS PAGE 25

                            INTENTIONALLY LEFT BLANK

                               PROSPECTUS PAGE 26

                              FINANCIAL HIGHLIGHTS


                                                                       YEAR ENDED OCTOBER 31,

CENTURY SMALL CAP SELECT FUND

                                             2003                    2002                    2001                    2000
                                        INSTITUTIONAL            INSTITUTIONAL           INSTITUTIONAL           INSTITUTIONAL
                                            CLASS                   CLASS                   CLASS                   CLASS (b)
Net Asset Value, beginning of
  period .....................

Income from Investment Operations:
  Net investment loss ........
  Net realized and unrealized
    gain on investments ......

  Total income from
    investment operations ....

Less Distributions From:
  Net investment income ......
  Net realized gain on
    investment transactions ..

  Total distributions ........

Redemption fees ..............

Net Asset Value, end of
  period .....................


Total Return .................
Ratios and supplemental data
Net assets, end of period
  (000 omitted) ..............
Ratio of expenses to average
  net assets .................
Ratio of expenses to average
  net assets without giving
  effect to voluntary expense
  agreement ..................
Ratio of net investment
  income (loss) to average
  net assets .................
Portfolio Turnover Rate ......


(a) The per share amount is not in accord with the net realized and unrealized gain/loss for the period because of the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(b)   From the commencement date of investment operations, December 9, 1999 to
      October 31, 2000.
(c) From the commencement date of investment operations, February 24, 2000 to October 31, 2000.
  * Annualized
 ** Not annualized

                               PROSPECTUS PAGE 27

                                             YEAR ENDED OCTOBER 31,

              2003                      2002                       2001                      2000

            INVESTOR                  INVESTOR                   INVESTOR                  INVESTOR
             CLASS                      CLASS                      CLASS                  CLASS (c)







                               PROSPECTUS PAGE 28

                         HOW TO OBTAIN MORE INFORMATION


A Statement of Additional Information ("SAI") for the Trust includes additional information about the Funds. The SAI is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus). Additional information about the Funds' investments is also available in the Funds' annual and semi-annual reports to shareholders. The Funds' most recent annual report provides a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.


The SAI and the Funds' annual and semi-annual reports and other information are available, without charge, upon request to the Trust. Shareholders may request this information from and direct inquiries to:

                        Century Capital Management Trust
                       c/o Century Capital Management, LLC
                         100 Federal Street, 29th Floor
                           Boston, Massachusetts 02110
                                 1-800-321-1928
                             email@centuryfunds.com

Shareholders can review and copy the Prospectus, SAI, reports and other information about the Funds at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, after payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.


                  Investment Company Act File Number 811-09561


                               PROSPECTUS PAGE 29

                        CENTURY CAPITAL MANAGEMENT TRUST

                      STATEMENT OF ADDITIONAL INFORMATION


                               FEBRUARY 28, 2005


Century Capital Management Trust (the "Trust") is registered as an open-end management investment company. The Board of Trustees of the Trust has currently authorized the issuance of an unlimited number of shares of two series: CENTURY SHARES TRUST and CENTURY SMALL CAP SELECT FUND (each, a "Fund" and, together, the "Funds").


This Statement of Additional Information is not a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the prospectus. It supplements the Funds' Prospectus dated February 28, 2005(the "Prospectus") and should be read together with the Prospectus. The Prospectus is hereby incorporated by reference into this Statement of Additional Information. The Funds' audited financial statements for the fiscal year ended October 31, 2004, included in the Funds' annual report to shareholders, are hereby incorporated by reference into this Statement of Additional Information. You may obtain a copy of the Prospectus and annual report free of charge by writing Century Capital Management Trust, 100 Federal Street, 29th Floor, Boston, MA 02110, by calling the Trust toll free at (800) 321-1928 or at (617) 482-3060, or by sending an e-mail to the Trust at email@centuryfunds.com.

                               TABLE OF CONTENTS


THE FUNDS...............................................................      3
THE FUNDS' INVESTMENTS AND RELATED RISKS................................      3
INVESTMENT RESTRICTIONS.................................................     14
MANAGEMENT OF THE TRUST.................................................     17
PROXY VOTING POLICIES AND PROCEDURES....................................     21
PRINCIPAL HOLDERS OF SECURITIES.........................................     22
INVESTMENT ADVISORY AND OTHER SERVICES..................................     23
BOARD APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS....................     27
BROKERAGE ALLOCATION AND OTHER PRACTICES................................     28
CAPITAL STOCK AND SHAREHOLDER AND TRUSTEE LIABILITY.....................     30
PURCHASE, REDEMPTION AND PRICING OF SHARES..............................     31
TAXATION OF THE FUNDS...................................................     32
UNDERWRITER.............................................................     38
FINANCIAL STATEMENTS....................................................     39

Appendix A--Proxy Voting Policies and Procedures........................    A-1
Appendix B--Specimen Price Make-Up Sheets...............................    B-1

                                   THE FUNDS

Each Fund is a series of the Trust, which is a Massachusetts business trust. The Trust and Century Small Cap Select Fund were organized under the laws of The Commonwealth of Massachusetts in August 1999. A copy of the Agreement and Declaration of Trust of the Trust is on file with the Secretary of The Commonwealth of Massachusetts. Prior to July 2001, Century Shares Trust existed as a separate stand-alone Massachusetts business trust that was organized in 1928. Wiesenberger Investment Companies Service, 1985 Ed., a recognized independent compilation of mutual fund industry statistics, which lists the organization dates of "virtually all mutual funds registered for sale in the United States," indicates that only ten mutual funds, including Century Shares Trust, were organized in or prior to 1928. In July 2001, Century Shares Trust was reorganized from a stand-alone trust into a series of the Trust.

                    THE FUNDS' INVESTMENTS AND RELATED RISKS


The investment objective, the principal investment policies and the principal risks of each Fund are described in the Prospectus. This Statement of Additional Information contains supplemental information about those policies and risks and the types of securities that the Funds' investment adviser, Century Capital Management, LLC (the "Adviser"), can select for the Funds. For information on the Adviser, see "Investment Advisory and Other Services", below. It also provides information about additional investments that the Funds are generally permitted to make and investment techniques and strategies that the Funds may use to try to achieve their investment objectives.


The composition of the Funds' portfolios and the techniques and strategies that the Adviser may use in selecting portfolio securities for the Funds will vary over time. The Funds are not required to make all of the investments or use all of the investment techniques and strategies described below at all times in seeking their goals. They may make some of the investments or use some of the special investment techniques and strategies at some times or not at all. In addition, the Funds may from time to time make other types of investments or employ other types of investment strategies and techniques not discussed below provided they are consistent with the Funds' investment objectives and policies and the Funds' investment restrictions do not prohibit them from so doing. There can be no assurance that the Funds will achieve their stated investment objectives.

"DIVERSIFIED" PORTFOLIOS. The Funds are "diversified" funds and, accordingly, are required to satisfy the "diversified" fund requirements under the Investment Company Act of 1940, as amended (the "1940 Act"), which, as of the date of this Statement of Additional Information, require that at least 75% of the value of a Fund's total assets be represented by cash and cash items (including receivables), securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, securities of other investment companies, and other securities that for the purposes of this calculation are limited in respect of any one issuer to an amount not greater than 5% of the value of a Fund's total assets and to not more than 10% of the outstanding voting securities of any single issuer.

EQUITY SECURITIES. The Funds primarily invest in equity securities. Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company and include common and preferred stocks and securities exercisable for, or convertible into, common or preferred stocks (such as warrants and convertible debt securities). Common stocks represent an equity or ownership interest in an issuer. Preferred stocks represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has priority over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take priority over holders of preferred stock, whose claims take priority over the claims of those who own common stock.

While offering greater potential for long-term growth, equity securities generally are more volatile and riskier than some other forms of investment, particularly debt securities. Therefore, the value of an investment in a Fund may at times decrease instead of increase.

The Funds' investments may include securities traded "over-the-counter" as well as those traded on a securities exchange. Some securities, particularly over-the-counter securities, may be more difficult to sell under some market conditions.

Smaller Company Equity Securities. As discussed in the Prospectus, Century Small Cap Select Fund invests primarily in a diversified portfolio of equity securities of companies with small market capitalizations. Such investments may involve greater risk than is usually associated with larger, more established companies. These companies often have sales and earnings growth rates that exceed those of companies with larger market capitalization. Such growth rates may in turn be reflected in more rapid share price appreciation. However, companies with small market capitalizations often have limited product lines, markets or financial resources and may be dependent upon a relatively small management group. These securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger market capitalizations or market averages in general. Therefore, to the extent the Fund invests in securities with small market capitalizations, the net asset value of the Fund may fluctuate more widely than market averages.


As stated in the Prospectus, Century Small Cap Select Fund considers companies with small market capitalization to be companies having market capitalizations at the time of investment of up to $2.0 billion or as defined by the largest companies in the Russell 2000(R) Index, if greater. The size of companies in the Russell 2000(R) Index changes with market conditions and the composition of the index. As of January 31, 2005, the largest company in the Russell 2000(R) Index had a market capitalization of approximately $____ billion. The Russell 2000(R) Index is independently calculated and maintained by the Frank Russell Company. It measures of the performance of the smallest 2,000 companies in the Russell 3000(R) Index, representing approximately 8% of the total market capitalization of the Russell 3000(R) Index. The Russell 3000(R) Index measures the performance of the largest 3,000 U.S. companies based on total market capitalization, representing approximately 98% of the investable U.S. equity market.


Century Shares Trust may also invest a portion of its assets in equity securities of companies with small market capitalizations and, accordingly, may also be subject to the risks described above.

PREFERRED STOCK. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to holders of other stocks such as common stocks, dividends at a specified rate and a fixed share of proceeds resulting from a liquidation of the company. Preferred stock, unlike common stock, generally has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be "cumulative" or "non-cumulative." "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid to preferred stockholders before dividends can be paid on the issuer's common stock. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend that exceeds the stated dividend in certain cases.

If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. In addition, preferred stock may have mandatory sinking fund provisions, as well as provisions allowing for calls or redemptions before maturity, which can have a negative impact on the price of preferred stock when interest rates decline.

A company's preferred stock generally pays a dividend only after the company makes required payments to holders of its bonds and other debt. In addition, the rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights of holders of the company's bonds or other creditors. As a result, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Preferred stocks of small companies may be more vulnerable to adverse developments than those of larger companies.

CONVERTIBLE SECURITIES. Convertible securities are generally a form of debt security with a feature allowing conversion into equity securities, so the Adviser considers them to be equivalent to "equity securities." As a result, the rating assigned to the security has less impact on the Adviser's investment decision with respect to convertible debt securities than in the case of non-convertible fixed income securities. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Convertible securities generally offer lower interest or dividend yield than non-convertible securities of similar credit quality because of their potential for capital appreciation.

Convertible securities typically rank senior to common stock in a corporation's capital structure and, therefore, are generally subject to less risk than common stock in case of the issuer's bankruptcy or liquidation. Convertible securities are subordinate in rank to any senior debt obligations of the issuer, and, therefore, are generally subject to more risk than the issuer's debt obligations. Moreover, convertible securities are often rated below investment grade or not rated because they fall below debt obligations and just above common equity in order of preference or priority on an issuer's balance sheet.

The value of a convertible security is a function of its "investment value" and its "conversion value." Investment value is the value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield). Conversion value is the market value of the underlying equity security that would be obtained if the convertible security were converted. If investment value exceeds conversion value, the security will generally behave more like a debt security and, accordingly, will be subject to interest rate risk, whereby the security's price will likely increase when interest rates fall and likely decrease when interest rates rise. On the other hand, if conversion value exceeds investment value, the security will generally behave more like an equity security--it will likely sell at a premium over its conversion value and its price will tend to fluctuate directly with the price of the underlying security. In this case, the convertible security will be subject to the risks relating to activities of the issuer and/or general market and economic conditions.


Century Small Cap Select Fund may invest in convertible securities without regard to the investment grade of such securities. Although Century Shares Trust is permitted to invest in any convertible securities that are of investment grade at the time of the purchase (i.e., rated Baa3 or above by Moody's or BBB- or above by Standard & Poor's), the Adviser intends that any convertible securities purchased by the Fund would be rated A3 or above by Moody's or A- or above by Standard & Poor's at the time of purchase. Securities that are below investment grade (whether they are rated by a nationally-recognized rating organization or are unrated securities that the Adviser deems to be below investment grade) have greater risks of default than those that are investment grade. Below-investment-grade securities are commonly referred to as "junk bonds." See "Lower-Rated Securities" below.


The Adviser does not anticipate that it will invest a substantial amount of either Fund's assets in convertible securities. In any case, Century Shares Trust's investments in convertible securities will not exceed 5% of its total investments.

RIGHTS AND WARRANTS. The Funds also may invest in warrants or rights. Warrants are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. If a holder of a warrant does not sell the warrant, it risks the loss of its entire investment if the market price of the underlying security does not, before the expiration date, exceed the exercise price of the warrant plus the cost thereof. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants typically have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

FOREIGN SECURITIES. The Funds may invest in equity securities issued or guaranteed by companies organized and based in countries outside of the United States. These securities may be traded on foreign securities exchanges or in foreign over-the-counter markets.

Investments in foreign securities may offer special opportunities for investing but also present special additional risks and considerations not typically associated with investments in domestic securities. Some of these additional risks are: reduction of income by foreign taxes; fluctuation in value of foreign investments due to changes in currency rates or currency control regulations (for example, currency blockage); transaction charges for currency exchange; lack of public information about foreign issuers; lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to domestic issuers; less volume on foreign exchanges than on U.S. exchanges; greater volatility and less liquidity on foreign markets than in the U.S.; less governmental regulation of foreign issuers, stock exchanges and brokers than in the U.S.; greater difficulties in commencing lawsuits; higher brokerage commission rates than in the U.S.; increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities; possibilities in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and unfavorable differences between the U.S. economy and foreign economies. In the past, U.S. Government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

EMERGING COUNTRIES SECURITIES. Century Small Cap Select Fund may invest a portion of its assets in equity securities issued or guaranteed by companies organized and based in emerging countries. The risks described above apply to an even greater extent to investments in emerging countries. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets. Disclosure and regulatory standards in many respects are less stringent than in the U.S. and developed foreign markets. In addition, the securities markets of emerging countries may be subject to a lower level of monitoring and regulation than securities markets of the U.S. and developed foreign markets. Government enforcement of existing securities regulations also has been extremely limited, and any such enforcement may be arbitrary and results difficult to predict with any degree of certainty. Many emerging countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain emerging countries. Economies in emerging countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. The economies of countries with emerging markets may also be predominantly based on only a few industries or dependent on revenues from particular commodities. In addition, custodial services and other costs relating to investment in foreign markets may be more expensive in emerging countries than in many developed foreign countries, which could reduce the Fund's income from such securities. A heightened possibility of expropriation or confiscatory taxation or other similar developments also exists that could affect investments in those countries. No assurance can be given that adverse political changes will not cause the Fund to suffer a loss of any or all of its investments.

DEPOSITORY RECEIPTS. The Funds may invest in American Depositary Receipts
(ADRs), Global Depository Receipts (GDRs), and European Depository Receipts
(EDRs) (collectively, "Depository Receipts") if issues of such Depository Receipts are available and are consistent with a Fund's investment objective or a temporary defensive strategy as discussed in the Prospectus. Depository Receipts generally evidence an ownership interest in a corresponding foreign security on deposit with a financial institution. Transactions in Depository Receipts usually do not settle in the same currency in which the underlying securities are denominated or traded. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets. GDRs may be traded in any public or private securities markets and may represent securities held by institutions located anywhere in the world.


INVESTMENTS IN OTHER INVESTMENT COMPANIES. The Funds may invest in securities of open- or closed-end investment companies, including money market funds, and in exchange-traded funds ("ETFs"), which are generally registered as investment companies, to the extent such investments are consistent with their investment objectives and policies and permissible under the 1940 Act. When making such investments, the Funds will be indirectly exposed to all the risks of such investment companies. In general, an investing Fund will bear a pro rata portion of the other investment company's fees and expenses.

Under the 1940 Act, a Fund's investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company, and (iii) 10% of the Fund's total assets with respect to investment companies in the aggregate (the "Limitation"). Each Fund is subject to the Limitation unless (i) the investment company in which the Fund would like to invest has received an order for exemptive relief from the Limitation from the Securities and Exchange Commission ("SEC") that is applicable to the Fund; and (ii) the investment company and the Fund take appropriate steps to comply with any terms and conditions in such order. The SEC has issued such an exemptive order to iShares Trust and iShares, Inc., which are open-end management investment companies registered under the 1940 Act. The order permits other investment companies, including the Funds, to invest in the various series of iShares Trust and iShares, Inc. (the "iShares Funds") in excess of the Limitation, subject to certain terms and conditions, including that the investment companies enter into an agreement with the iShares Funds. iShares Funds are "index funds" that operate as ETFs and seek to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular market index (e.g., S&P 500 Index, Russell 2000(R) Index); shares of iShares Funds (iShares) are traded on national securities exchanges, such as the New York Stock Exchange and American Stock Exchange. In accordance with the exemptive order, the Funds may enter into such an agreement with the iShares Funds in order to permit them to invest in iShares Funds in excess of the Limitation. To the extent other investment companies obtain similar exemptive relief from the SEC, the Funds may seek to qualify to invest in such other investment companies in excess of the Limitation.


In addition, a Fund may invest in private investment funds, vehicles or structures, but, at this time, the Adviser does not anticipate that it will invest a substantial portion of either Fund's assets in such investments. Century Shares Trust maintains a fundamental policy to invest only in securities of other investment companies purchased in the open market that do not require any commission or result in any profit to an underwriter or dealer, other than customary brokers' commissions.

REAL ESTATE INVESTMENT TRUSTS. The Funds may invest in real estate investment trusts ("REITs"). REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate-related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Under the Internal Revenue Code of 1986, as amended (the "Code"), a REIT is not taxed on income it distributes to its shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it generally distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year. A Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests in addition to the expenses paid by the Fund. Debt securities issued by REITs are, for the most part, general and unsecured obligations and are subject to risks associated with REITs.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. An equity REIT may be affected by changes in the value of the underlying properties owned by the REIT. A mortgage REIT may be affected by changes in interest rates and the ability of the issuers of its portfolio mortgages to repay their obligations. Mortgage REITs are also subject to prepayment risk associated with their underlying mortgages. During periods of declining interest rates, prepayments on mortgages can be expected to accelerate, reducing the REITs' returns. REITs are dependent upon the skills of their managers and are not diversified. REITs are generally dependent upon maintaining cash flows to repay borrowings and to make distributions to shareholders and are subject to the risk of default by lessees or borrowers. REITs whose underlying assets are concentrated in properties used by a particular industry, such as health care, are also subject to risks associated with such industry. In addition, REITs could possibly fail to qualify for tax-free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act.

REITs (especially mortgage REITs) are also subject to interest rate risk. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. If the REIT invests in adjustable rate mortgage loans the interest rates on which are reset periodically, yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates. This causes the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically REITs have been more volatile in price than the larger capitalization stocks included in the S&P 500 Index.

DEBT SECURITIES GENERALLY. Certain debt securities may be selected for a Fund's portfolio for temporary defensive purposes (as discussed in the Prospectus) or diversification purposes (including debt securities that the Adviser believes may offer some opportunities for capital appreciation when stocks are disfavored). Other debt securities may be selected because they are convertible into common stock, as discussed above under "Convertible Securities." Century Small Cap Select Fund may invest in any debt securities without regard to their investment grade. Although Century Shares Trust may invest any debt securities of U.S. Government and non-governmental issuers that are of investment grade at the time of purchase (i.e., rated Baa3 or above by Moody's or BBB- or above by Standard & Poor's), the Adviser intends that any debt securities purchased by the Fund would be rated A3 or above by Moody's or A- or above by Standard & Poor's at the time of purchase.

Debt securities include fixed income securities of any maturity. Fixed income securities pay a specific rate of interest or dividends. Fixed income securities include securities issued by federal, state, and local governments and related agencies and by a wide range of private U.S. issuers. Fixed income securities are subject to interest rate and credit risk. Interest rate risk relates to changes in a security's value as a result of changes in interest rates generally. In general, the values of fixed income securities increase when prevailing interest rates fall and decrease when interest rates rise. Credit risk relates to the ability of the issuer to make payments on principal and interest. Obligations of issuers are subject to the provisions of bankruptcy, insolvency, and other laws, such as the Federal Bankruptcy Reform Act of 1978, affecting the rights and remedies of creditors.

CASH AND OTHER HIGH QUALITY INVESTMENTS. The Funds may temporarily invest a portion of their assets in cash or cash items pending other investments, in connection with the earmarking and maintenance of such assets on the custodian's books and records, or as part of a temporary defensive strategy as discussed in the Prospectus. These cash items and other high quality corporate debt securities may include a number of money market instruments such as securities issued by the U.S. Government and its agencies, bankers' acceptances, commercial paper, and bank certificates of deposit. By investing only in high quality money market securities, the Funds may seek to minimize credit risk with respect to such investments. Such investments may prevent the Funds from achieving their investment objectives.


U.S. GOVERNMENT SECURITIES. U.S. Government securities include securities issued or guaranteed by the U.S. Government or its authorities, agencies or instrumentalities. U.S. Government securities have different kinds of government support. For example, some U.S. Government securities (e.g., U.S. Treasury bonds) are supported by the full faith and credit of the United States, whereas certain other U.S. Government securities issued or guaranteed by federal agencies or government-chartered or -sponsored enterprises are not supported by the full faith and credit of the United States (e.g., debt issued by the Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal National Mortgage Association ("Fannie Mae") and Federal Home Loan Banks ("FHLBs")).


Like other fixed income securities, U.S. Government securities are subject to interest rate risk and their market values fluctuate as interest rates change. Thus, for example, the value of an investment in a Fund holding U.S. Government securities may fall during times of rising interest rates. Yields on U.S. Government securities tend to be lower than those of corporate debt securities of comparable maturities.

In addition to investing directly in U.S. Government securities, a Fund may purchase certificates of accrual or similar instruments evidencing undivided ownership interests in interest payments or principal payments, or both, in U.S. Government securities. These certificates of accrual and similar instruments may be more volatile than other U.S. Government securities.

U.S. CORPORATE DEBT SECURITIES. The Funds may invest in a wide variety of bonds and related debt obligations of varying maturities issued by U.S. corporations (including banks) and other business entities. Bonds issued by corporations may be fixed or variable rate debt obligations and include bills, notes, debentures, money market instruments and similar instruments and securities. Bonds generally are used by corporations and other business entities to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity. Corporate bonds and related debt obligations are subject to interest rate and credit risk described above in "Debt Securities Generally." As stated above in "Debt Securities Generally," Century Small Cap Select Fund may invest in any U.S. corporate debt securities without regard to their investment grade, and Century Shares Trust is permitted to invest only in U.S. corporate bonds that are of investment grade at the time of purchase (i.e., rated Baa3 or above by Moody's or BBB- or above by Standard & Poor's). The Adviser, however, intends that any U.S. corporate debt securities purchased by Century Shares Trust would be rated A3 or above by Moody's or A- or above by Standard & Poor's at the time of purchase.

ASSET-BACKED SECURITIES AND MORTGAGE-BACKED SECURITIES.

The Funds may invest from time to time in asset-backed or mortgage-backed securities. Century Small Cap Select Fund may invest in any asset-backed or mortgage-backed securities without regard to their investment grade. Century Shares Trust may invest only in asset-backed or mortgage-backed securities that are of investment grade at the time of purchase (i.e., rated Baa3 or above by Moody's or BBB- or above by Standard & Poor's) and that are issued by U.S. Governmental and non-governmental issuers. The Adviser intends that any asset-backed or mortgage-backed securities purchased by Century Shares Trust would be rated A3 or above by Moody's or A- or above by Standard & Poor's at the time of purchase.

MORTGAGE-BACKED SECURITIES. Mortgage-backed securities may be issued by the U.S. Government or its agencies or instrumentalities (including those whose securities are not supported by the full faith and credit of the United States, such as Freddie Mac, Fannie Mae and FHLBs), or by non-governmental issuers. Interest and principal payments (including prepayments) on the mortgages underlying mortgage-backed securities are passed through to the holders of the mortgage-backed securities. Prepayments occur when the mortgagor on an individual mortgage prepays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying mortgages, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgages vary, there can be no certainty as to the predicted yield or average life of a particular issue of pass-through certificates. Prepayments are important because of their effect on the yield and price of the securities. During periods of declining interest rates, such prepayments can be expected to accelerate and a Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, prepayments of mortgages which underlie securities purchased at a premium could result in capital loss because the premium may not have been fully amortized at the time the obligation was prepaid. As a result of these principal prepayment features, the values of mortgage-backed securities generally fall when interest rates rise, but their potential for capital appreciation in periods of falling interest rates is limited because of the prepayment feature. Mortgage-backed securities of non-governmental issuers involve prepayment risks similar to those of U.S.-Government-guaranteed mortgage-backed securities and also involve risk of loss of principal if the obligors of the underlying obligations default in payment of the obligations.

ASSET-BACKED SECURITIES. Asset-backed securities may be issued by the agencies or instrumentalities of the U.S. Government, or by non-governmental issuers. Asset-backed securities include securities backed by pools of automobile loans, educational loans, credit card receivables, and secured or unsecured bonds issued by corporate or sovereign obligors, unsecured loans made to a variety of corporate commercial and industrial loan customers of one or more lending banks, or a combination of these bonds and loans. These underlying pools of assets are securitized through the use of trusts and special purpose entities. Payment of interest and repayment of principal on asset-backed securities may be largely dependent upon the cash flows generated by the underlying assets backing the securities and, in certain cases, may be supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed securities involve risk of loss of principal if the obligors of the underlying obligations default in payment of the obligations. The rate of principal payments on asset-backed securities is related to the rate of principal payments, including prepayments, on the underlying assets. The credit quality of asset-backed securities depends primarily on the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit-support provider, if any. The value of asset-backed securities may be affected by the various factors described above and other factors, such as changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the underlying assets, or the entities providing the credit enhancement.

Asset-backed securities involve prepayment risks similar to those of mortgage-backed securities described above. (See "Mortgage-Backed Securities" immediately above.)

Because asset-backed securities generally do not have the benefit of a security interest in the underlying assets that is comparable to a mortgage, asset-backed securities present certain additional risks that are not present with mortgage-backed securities. For example, revolving credit receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give debtors the right to set-off certain amounts owed, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles, rather than by real property. Most issuers of automobile receivables permit loan servicers to retain possession of the underlying assets. If the servicer of a pool of underlying assets sells them to another party, there is the risk that the purchaser could acquire an interest superior to that of holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issue of asset-backed securities and technical requirements under state law, the trustee for the holders of the automobile receivables may not have a proper security interest in the automobiles. Therefore, there is the possibility that recoveries on repossessed collateral may not be available to support payments on these securities.

Furthermore, asset-backed securities may be collateralized by the fees earned by service providers. The value of asset-backed securities may be substantially dependent on the servicing of the underlying asset and are therefore subject to risks associated with the negligence by, or defalcation of, their servicers. In certain circumstances, the mishandling of related documentation may also affect the rights of the security holders in and to the underlying collateral. The insolvency of entities that generate receivables or that utilize the assets may result in added costs and delays in addition to losses associated with a decline in the value of the underlying assets.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"): STRIPS AND RESIDUALS. A CMO is a security backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are subject to the risk that the collateral supporting the CMO may experience a downgrade or default. CMOs are issued in multiple classes or series which have different maturities representing interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to its stated maturity. Thus, the early retirement of a particular class or series of CMO held by a Fund would have the same effect as the prepayment of mortgages underlying a mortgage-backed pass-through security.

CMOs include securities ("Residuals") representing the interest in any excess cash flow and/or the value of any collateral remaining on mortgages or mortgage-backed securities from the payment of principal of and interest on all other CMOs and the administrative expenses of the issuer. Residuals have value only to the extent income from such underlying mortgages or mortgage-backed securities exceeds the amount necessary to satisfy the issuer's debt obligations represented by all other outstanding CMOs.

CMOs also include certificates representing undivided interests in payments of interest-only or principal-only ("IO/PO Strips") on the underlying mortgages. IO/PO Strips and Residuals tend to be more volatile than other types of securities. IO Strips and Residuals also involve the additional risk of loss of a substantial portion of or the entire value of the investment if the underlying securities are prepaid. In addition, if a CMO bears interest at an adjustable rate, the cash flows on the related Residual will also be extremely sensitive to the level of the index upon which the rate adjustments are based.

LOWER-RATED SECURITIES. Century Small Cap Select Fund may invest in securities that are rated below investment grade at the time of purchase (i.e., rated lower than Baa3 by Moody's or BBB- by Standard & Poor's), including securities in the lowest rating categories and comparable unrated securities ("Lower-Rated Securities"). Lower-Rated Securities generally provide higher yields, but are subject to greater credit and interest rate risk, than higher quality fixed income securities. Lower-Rated Securities are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Achievement of the investment objective of the Fund if investing in Lower-Rated Securities may be more dependent on the Adviser's own credit analysis than is the case with higher quality bonds. The market for Lower-Rated Securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for Lower-Rated Securities. This reduced liquidity at certain times may affect the values of these securities, may make the valuation and sale or these securities more difficult and may result in greater volatility in these securities. Because such securities are difficult to value, particularly during erratic markets, the values realized upon the sale of such securities may differ from the values at which they are carried by the relevant fund. Securities of below-investment-grade quality are commonly referred to as "junk bonds." Securities in the lowest rating categories may be in poor standing or in default.

HEDGING. The Funds may from time to time use hedging techniques to attempt to protect against declines in the market value of the Funds' portfolios, to permit the Funds to retain unrealized gains in the value of portfolio securities that have appreciated, or to facilitate selling securities for investment reasons. While there are many hedging techniques, the Adviser currently contemplates only buying put options and/or writing covered call options on securities. However, the Adviser may in the future employ other hedging instruments and strategies if they are consistent with Funds' investment objectives, are not prohibited by the Funds' investment restrictions and are permissible under applicable regulations governing the Funds.

PURCHASING PUTS AND WRITING CALLS. A put option on a security is a contract that gives the holder of the put, in return for a premium, the right to sell to the writer of the put the security underlying the put at a specific exercise price at any time during the term of the put. The Funds can buy puts whether or not they hold the underlying investment in their portfolios. When a Fund purchases a put, it pays a premium and gains the right to attempt to protect itself against a decline in the value of the underlying investment below the exercise price during the put period by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date. In that case, that Fund will have paid the premium but lost the right to sell the underlying investment to the writer at the exercise price. However, that Fund may sell the put prior to its expiration. That sale may or may not be at a profit, and could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid for the put sold.

A call option on a security is a contract that gives the holder of the call, in return for a premium, the right to buy from the writer of the call the security underlying the call at a specified exercise price at any time during the term of the call. The writer of a call has the obligation upon exercise of the call to deliver the underlying security upon payment of the exercise price. A Fund will write calls only if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other liquid assets in such amount are earmarked and maintained on the Fund's custodian's books and records) upon conversion or exchange of other securities held by the Fund.

A Fund will receive a premium for writing a call option, which increases the Fund's return in the event the call expires unexercised or is closed out at a profit. By writing a call on a security, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the call.

If the writer of a put or call option wishes to terminate its obligation, it may effect a "closing purchase transaction." This transaction is accomplished, in the case of exchange-traded options, by buying an option of the same series as the option previously written. The effect of the purchase is that the clearing corporation will cancel the writer's position. The writer of an option may not effect a closing purchase transaction after it has been notified of the exercise of the option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This transaction is accomplished by selling an option of the same series as the option previously purchased. There can be no guarantee that a Fund will be able to effect a closing purchase or sale transaction at any particular time. Effecting a closing transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

A Fund, as a writer of a call option, will realize a capital gain from a closing purchase transaction with respect to that call option if the cost of the transaction is less than the premium received from writing the call, or, if it is more, the Fund will realize a capital loss. A Fund, as a holder of a put option, will realize a capital gain if the premium received from a closing sale transaction with respect to that put option is more than the premium paid to purchase the put, or, if it is less, the Full will realize a capital loss. The principal factors affecting the market value of an option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the volatility of the underlying security, and the time remaining until the expiration date.

RISK FACTORS ASSOCIATED WITH OPTIONS AND OTHER HEDGING INSTRUMENTS. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. An exchange-traded option may be closed out only on a national securities exchange, which generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option. Over-the-counter options differ from exchange-traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller. Accordingly, they may be closed out only with the other party to the option transaction and generally do not have as much market liquidity as an exchange-traded option.

If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, a Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once a call writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the call and must deliver the underlying security at the exercise price. If a put purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price, the Fund will lose its entire investment in the option. Also, where a put on a particular security is purchased to hedge against price movements in a related security, the price of the put may move more or less than the price of the related security. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position. Similarly, if restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased.

A Fund's option activities could affect its portfolio turnover rate and brokerage commissions. For example, the exercise by a Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within a Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put. Similarly, the exercise by a holder of a call on securities written by a Fund will also cause the sale of underlying investments, increasing portfolio turnover. The decision whether to exercise a call written by a Fund is not within the Fund's control, and therefore might cause the Fund to sell the related investments for reasons that would not exist in the absence of the written call. A Fund could pay a brokerage commission each time it buys a put, writes a call, or sells an underlying investment in connection with the exercise of a put by the Fund or the exercise of a call by its holder (in the case of a call written by the Fund). Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments.

The use of hedging instruments requires special skills and knowledge of investment techniques. If the Adviser uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce a Fund's return. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time.

In addition, a Fund's use of options and other hedging instruments and strategies may accelerate or bear adversely on the characterization of income to the Fund for federal tax purposes. Moreover, the extent to which each Fund will be able to write and purchase options and other hedging instruments may be restricted by the Trust's intention to qualify each Fund as a regulated investment company under the Code.

ADDITIONAL RISK FACTORS ASSOCIATED WITH OPTIONS ON FOREIGN SECURITIES. Options on securities may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. Some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (v) lesser trading volume. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that a Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes.

SECURITIES LENDING. In addition, to raise cash for liquidity purposes, Century Small Cap Select Fund may lend its portfolio securities to brokers, dealers and other types of financial institutions approved by the Fund's Board of Trustees. When it lends securities, the Fund receives amounts equal to the dividends or interest on loaned securities. It also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on any short-term debt securities purchased with such loan collateral. Either type of interest may be shared with the borrower. The Fund may also pay reasonable finder's, custodian and administrative fees in connection with these loans. The Fund currently does not intend to engage in loans of securities, but if it does so, such loans will not likely exceed 5% of the value of the Fund's total assets and, in any event, will be limited to not more than 10% of such value.

There are some risks in connection with securities lending. The Fund might experience a delay in receiving additional collateral to secure a loan, a delay in recovery of the loaned securities if the borrower defaults or loss of rights in the collateral should the borrower fail financially. The Fund must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day, the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash, bank letters of credit, securities of the U.S. Government or its agencies or instrumentalities, or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

REPURCHASE AGREEMENTS. Century Small Cap Select Fund may acquire securities subject to repurchase agreements. It might do so for liquidity purposes to meet anticipated redemptions of Fund shares, pending the investment of the proceeds from sales of Fund shares, pending the settlement of portfolio securities transactions, or for temporary defensive purposes, as described below. In a repurchase transaction, the Fund buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet any credit requirements that may be set by the Fund's Board of Trustees from time to time. Repurchase agreements, considered "loans" under the 1940 Act, are collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and enforcing its rights and may experience losses if there is any delay in its ability to do so (e.g., due to possible declines in the value of the underlying collateral during the period while the Fund seeks to enforce its rights). The

Adviser will monitor the vendor's creditworthiness to determine whether the vendor is financially sound and will continuously monitor the collateral's value.

BORROWING. As described under "Investment Restrictions" below, Century Shares Trust may borrow on a temporary basis in an amount that does not cause the outstanding indebtedness of the Fund to exceed 10% of its gross assets (valued at market) or of its liquidating value, whichever is lower. This borrowing may be unsecured. As described under "Investment Restrictions" below, Century Small Cap Select Fund may borrow from banks on an unsecured basis to invest the borrowed funds in portfolio securities, for temporary defensive reasons, or to fund shareholder redemptions. Currently, Century Small Cap Select Fund does not contemplate borrowing from banks on an unsecured basis to invest the borrowed funds in portfolio securities, but, if it does, it will not likely do so to a substantial degree. During any period that Century Small Cap Select Fund's borrowings exceed 5% of its total assets, the Fund will not purchase portfolio securities.

Such borrowing practices will result in leveraging of a Fund's assets and may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so. In addition to the limitations described under "Investment Restrictions" below, provisions of the 1940 Act require a Fund to maintain a continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of a Fund's total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of a Fund's total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund will reduce its debt within three days to restore the 300% asset coverage; in order to reduce its debt, the Fund may be required to sell some of its portfolio holdings, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

A Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If a Fund does borrow, the Fund's expenses will be greater than comparable funds that do not borrow. Additionally, a Fund's net asset value per share might fluctuate more than that of funds that do not borrow. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

A Fund may also enter into reverse repurchase agreements. A reverse repurchase agreement involves the sale of a portfolio-eligible security by a Fund, coupled with its agreement to repurchase the instrument at a specified time and price. The Fund will earmark and maintain on the Fund's custodian's books and records cash or other liquid assets equal in value to its obligations in respect of the reverse repurchase agreement. However, reverse repurchase agreements involve the risk that the market value of securities retained by the Fund may decline below the repurchase price of the securities sold by the Fund that it is obligated to repurchase. Reverse repurchase agreements are not considered borrowings by a Fund for purposes of its fundamental investment restriction with respect to borrowings.



                            INVESTMENT RESTRICTIONS

CENTURY SHARES TRUST. Except where stated to be non-fundamental, the following additional investment restrictions are fundamental policies of the Fund that may only be changed with the approval of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Fund may not:

  o issue senior securities;

  o borrow money, except temporary borrowing that does not cause the outstanding indebtedness of the Fund to exceed 10% of its gross assets (valued at market) or of its liquidating value, whichever is lower (Any temporary borrowings also would be subject to the 300% asset coverage requirement of the 1940 Act. If the Trust were to borrow temporarily, this could require it to liquidate portfolio securities at a disadvantageous time.);

  o act as underwriter of securities;

  o invest more than 5% of its gross assets (valued at market) in the securities of any one issuer;

  o hold more than 10% of any class of the securities of any one issuer;

  o purchase or sell real estate, commodities, or commodity contracts, except in satisfaction of a debt or in connection with a merger, consolidation, reorganization, or other activities of the Fund (For this purpose, the Fund does not consider investing in securities of issuers that hold real estate or interests in real estate, including securities of REITs, and securities secured by real estate or interests in real estate to be the purchase or sale of real estate.);

  o make loans;

  o invest in debt securities other than those of domestic governmental and non-governmental issuers which are of investment grade at the time of purchase;

  o invest in the securities of other investment companies, except by purchase in the open market that does not require any commission or result in any profit to an underwriter or dealer, other than customary brokers' commissions;

  o invest in the securities of companies that have a record (including the record of any predecessors) of fewer than three years' continuous operation;

  o invest for the purpose of exercising control or management;

  o purchase securities on margin or sell short; or

  o purchase or retain in its portfolio any securities of an issuer if the officers or Trustees of the Trust that own beneficially more than 0.5% of the securities of such issuer together own more than 5% of the securities of such issuer.

The principal investment objectives of the Fund and the limitations listed above may not be changed without the vote or written approval of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund.

Additionally, the Fund currently has a non-fundamental policy that will not allow investments in convertible securities to exceed 5% of total investments.

The Fund also has a fundamental policy of not concentrating its investments in any particular industries, or group of industries, within the meaning of the 1940 Act. However, as described in the Prospectus, the Fund has a non-fundamental policy of focusing the Fund's assets in the securities of companies in the financial services and related business services sectors.

CENTURY SMALL CAP SELECT FUND. Except where stated to be non-fundamental, the following additional investment restrictions are fundamental policies of the Fund that may only be changed with the approval of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund.

o The Fund may borrow from banks on an unsecured basis to invest the borrowed funds in portfolio securities (a speculative technique known as "leverage"), for temporary defensive reasons or if necessary or advisable to fund redemptions of Fund shares. The Fund may borrow only from banks. The Fund cannot pledge, mortgage or otherwise encumber, transfer or assign its assets to secure a debt. However, the use of escrow or other collateral arrangements in connection with the Fund's policies on borrowing is permitted.

o The Fund may not lend money. However, it can invest in debt securities that the Fund's investment policies and restrictions permit it to purchase. The Fund may also lend its portfolio securities and enter into repurchase agreements.

o The Fund may not invest in real estate or in interests in real estate. However, the Fund can purchase securities of companies holding real estate or interests in real estate (including securities of REITs). In addition, the Fund can purchase securities secured by real estate or interests in real estate.

o The Fund may not underwrite securities of other companies. A permitted exception would be a case in which it is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

o The Fund may not issue "senior securities," but this does not prohibit certain investment activities for which assets of the Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities, which are not principal investment strategies, include borrowing money and investing in reverse repurchase agreements, as described above, as well as other techniques such as delayed-delivery and when-issued arrangements for portfolio securities transactions.

As described in the Prospectus, the Fund also maintains a fundamental policy of concentrating its investments in the financial services and health care group of industries. The Fund also maintains a non-fundamental policy that, during any period that the Fund's borrowings exceed 5% of its total assets, the Fund will not purchase portfolio securities.

As set forth under the Fund's "Principal Investment Strategies" in the Prospectus, the Fund has adopted a non-fundamental policy pursuant to Rule 35d-1 under the 1940 Act (the "Name Policy") to invest at least 80% of its total assets in equity securities of companies having market capitalizations at the time of investment of up to $2.0 billion or as defined by the largest companies in the Russell 2000(R) Index, if greater. The Fund will not change the Name Policy without providing the Fund's shareholders with a notice satisfying the requirements of Rule 35d-1(c) at least 60 days prior to such change.


TEMPORARY DEFENSIVE STRATEGIES. The Funds may vary their investments or the allocations among them for temporary defensive reasons, as described in the Prospectus. Such investments may prevent the Funds from achieving their investment objectives.

PORTFOLIO TURNOVER. "Portfolio turnover" describes the rate at which a Fund trades its portfolio securities. For example, if a Fund sells all of its securities during the fiscal year, its portfolio turnover rate would be 100% annually. The historical portfolio turnover rate for each Fund is shown under the heading "Financial Highlights" in the Prospectus. A Fund's portfolio turnover rate will fluctuate from year to year based on, among other things, market conditions and the amount of shareholder purchases and redemptions.

Increased portfolio turnover creates higher brokerage and transaction costs for a Fund, which may reduce its overall performance. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable long-term capital gains to shareholders, since a Fund will normally distribute all of its capital gains realized each year in order to avoid excise taxes under the Code. To the extent that portfolio turnover results in the recognition of short-term capital gains, such gains are typically taxed to shareholders at ordinary income tax rates. (See "Taxation of the Funds" in this Statement of Additional Information and "Shareholder Information--Dividends and Distributions and -Tax Consequences" in the Prospectus.)

DISCLOSURE OF PORTFOLIO HOLDINGS. The Trust has adopted policies and procedures with respect to the disclosure of portfolio securities which are designed to protect the confidentiality of each Fund's portfolio holdings information and to prevent the selective disclosure of such information. Each Fund provides a complete schedule of its portfolio securities, for each calendar quarter, by posting the information on the Funds' website (currently, WWW.CENTURYFUNDS.COM). The information will be posted approximately 45 days after the last day of each calendar quarter and will remain accessible on the website until the posting of the following quarter's schedule. In addition, certain other portfolio information (such as a Fund's top 10 holdings, the percentage weighting of the top 10 holdings, industry and/or sector allocations, security types or regional breakdowns) may be disclosed by posting the information on the Funds' website. Such information will be posted approximately 15 days after the last day of each month.

A Fund's portfolio holdings information may not be disclosed to any person prior to the time when such information is made publicly available, except as follows: the information may be provided to third-party service providers that require the information in order to fulfill their contractual duties with respect to the Fund (such as custodial services, pricing services or proxy services), or to rating or ranking agencies (such as Morningstar or Lipper Analytical Services) to facilitate their review of a Fund. The information that may be disclosed is limited to that which the Adviser believes is reasonably necessary in connection with the services to be provided. Further, it is the policy of the Funds that disclosure of portfolio holdings information to such parties should be subject to an agreement that the information will be kept confidential and that such parties will not trade on the information. The Adviser has undertaken to obtain confidentiality agreements from all third-party service providers and rating agencies that receive portfolio holdings information before it is made publicly available.

A Fund's portfolio holdings information may not be disseminated for compensation.

The Funds' Chief Compliance Officer (or, in his absence, the Funds' Chief Executive Officer) may authorize the disclosure of portfolio holdings information, in accordance with this policy and these procedures. Exceptions may be made only if approved in writing by both the Chief Executive Officer and Chief Compliance Officer of the Fund as being in the best interests of the Fund and its shareholders. The Chief Compliance Officer will review the Adviser's processes and procedures with respect to the disclosure of portfolio holdings information and, at least annually, report to the Board and confirm whether the Adviser's processes and procedures are reasonably designed to ensure compliance with the Funds' policy.


                            MANAGEMENT OF THE TRUST

Subject to the provisions of the Trust's Agreement and Declaration of Trust, its Bylaws and Massachusetts laws, the business of the Trust is managed by the Trustees named below, and they have all powers necessary and convenient to carry out this responsibility, including the election and removal of the Trust's officers. Accordingly, the Trustees are responsible for setting policy and overseeing the Trust's activities. They also hire and supervise the performance of the companies that provide services to the Trust, such as the investment adviser, the independent accountants, and the custodian.

As a Massachusetts business trust, the Trust is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Trust will hold meetings when required to do so by the 1940 Act or other applicable law. It will also do so when a shareholder meeting is called by the Trustees or upon proper request of the shareholders. Shareholders have the right to elect Trustees only as and when required by the 1940 Act, and may remove a Trustee in accordance with the Trust's Agreement and Declaration of Trust and Bylaws.

The following table provides information regarding each Trustee and officer of the Trust. Unless otherwise noted, (i) each Trustee and officer has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of the Trustees and officers of the Trust is 100 Federal Street, 29th Floor, Boston, Massachusetts 02110.



INDEPENDENT TRUSTEES

                                                                                                           No. of Portfolios
Name, Age, Position(s) held with              Principal Occupations                                         in Fund Complex
Trust and Length of Time Served                During Past 5 Years           Other Directorships Held          Overseen
-------------------------------               ---------------------          ------------------------      ------------------
John E. Beard (72)                    Ropes & Gray LLP, Partner (until       The Timberland Company;               2
Trustee, 1999 to present(1)           12/31/00), of Counsel (thereafter)     BTU International, Inc.
                                      (law firm).

Jerrold Mitchell (65)                 Massachusetts Pension Reserves         None.                                 2
Trustee, January 2004 to present      Investment Management Board, Chief
                                      Investment Officer (April 2001 to
                                      October 2004); Independent
                                      Investment Adviser (since 1995).

Ernest E. Monrad (74)                 Northeast Investors Trust, Trustee     Northeast Investors Funds             2
Trustee, 1999 to present(1)           (Chairman until 05/00) (investment     (2 registered investment
                                      company); Northeast Investors Growth   companies overseen); New
                                      Fund, Chairman, Trustee and            American High Income Fund.
                                      Assistant Treasurer (investment
                                      company); Northeast Investment
                                      Management, Inc., Vice President and
                                      Director (investment adviser).

Michael J. Poulos (73)                Retired.                               Technical Olympic, USA,               2
Trustee, 1999 to present(1)                                                  Inc.

Jerry S. Rosenbloom (65)              The Wharton School, University of      Harleysville Group, Inc.;             2
Trustee, 1999 to present(1)           Pennsylvania, Professor of Insurance   MBIA Municipal Bond Fund.
                                      and Risk Management and Academic
                                      Director, Certified Employee Benefit
                                      Specialist Program

David D. Tripple (60)                 Pioneer Investment Management, a       None.                                 2
Trustee, January 2004 to present      subsidiary of UniCredito Italiano
                                      (investment adviser), Chief


---------------
(1) On July 31, 2001, Century Shares Trust was reorganized from a separate stand-alone trust into a series of the
    Trust. Prior to the reorganization, the following Trustees had served as Trustees of Century Shares Trust since the year indicated: Mr. Beard - since 1983; Mr. Monrad - since 1976; Mr. Poulos - since 1998; and Mr.
    Rosenbloom - since 1998.



                                      Executive Officer and Trustee of
                                      all U.S. Pioneer mutual funds (10/00 to
                                      09/01); prior thereto, The Pioneer
                                      Group, Inc. (asset management),
                                      Executive Vice President and Director
                                      (09/98 to 10/00).

INTERESTED TRUSTEES and OFFICERS(2)

Alexander L. Thorndike (38)           Century Capital Management, LLC,                  None                       2
Chairman, January 2004 to present;    Managing Partner, Managing Director
Trustee and Chief Investment          and Executive Committee Member; CCP
Officer, 1999 to present              Capital II, LLC, Managing Member
                                      (since 1999) (investment management
                                      services); Sachem Partners, LLC, manager
                                      (since 2003) (investment management
                                      services) (3)

Davis R. Fulkerson (39)               Century Capital Management, LLC,                  None                       2
Trustee, 2000 to present              Managing Partner, Managing Director
                                      and Executive Committee Member; CCP
                                      Capital II, LLC, Managing Member (since
                                      1999) (investment management services);
                                      CCP Capital III, Inc., Director (since
                                      2001) (investment management services);
                                      Massachusetts Fiduciary Advisors, Inc.,
                                      Vice President (03/99 to 12/00)
                                      (investment adviser) (3)

Steven Alfano (46)                    Century Capital Management, LLC,                   N/A                      N/A
Secretary, 2001 to present,           Managing Director; CCP Capital II,
Principal Accounting Officer, 2002    LLC, Managing Member (since 1999)
to present, and Chief Compliance      (investment management services);
Officer, 2004 to present              CCP Capital III, Inc., Secretary and
                                      Treasurer (since 2001) (investment
                                      management services); Massachusetts
                                      Fiduciary Advisors, Inc., Vice
                                      President (03/99 to 12/00)
                                      (investment adviser) (3)

-------------------
(1) On July 31, 2001, Century Shares Trust was reorganized from a separate stand-alone trust into a series of the
    Trust. Prior to the reorganization, the following Trustees had served as Trustees of Century Shares Trust since the year indicated: Mr. Beard - since 1983; Mr. Monrad - since 1976; Mr. Poulos - since 1998; and Mr.
    Rosenbloom - since 1998.

(2) Each person listed is considered an "interested person" of the Trust within the meaning of the 1940 Act by virtue of being an officer or employee of the Adviser.

(3) Each position listed is with an entity that may be deemed to be an "affiliated person" of the Trust, or an
    "affiliated person" of an "affiliated person" of the Trust, within the meaning of the 1940 Act.

TRUSTEE AND OFFICER TERM LIMITS. The Board has adopted a mandatory retirement age policy for non-interested Trustees, which provides for different retirement ages based upon when a non-interested Trustee was first elected to the Trust. The mandatory retirement age for any non-interested Trustee first elected to the Trust on or before September 28, 2000 is the month of July after such non-interested Trustee reaches the age of 75. The mandatory retirement age for any non-interested Trustee first elected to the Trust after September 28, 2000 is the month of July after such non-interested Trustee reaches the age of 72. The mandatory retirement age for any non-interested Trustee first elected to the Trust after November 1, 2003 is the earlier of (i) the month of July after such non-interested Trustee reaches the age of 72 and (ii) the month of July after such non-interested Trustee becomes seven (7) years older than on the day such non-interested Trustee was first elected as Trustee; provided, however, that the seven-year limit of clause (ii) may be extended at any time by unanimous vote of the non-interested Trustees. For interested Trustees or officers, however, there is no mandatory retirement age. The Board may modify these policies from time to time in accordance with the Trust's Agreement and Declaration of Trust.

All Trustees otherwise continue to serve after election until either their resignation or their removal in accordance with the Trust's Agreement and Declaration of Trust. All officers of the Trust hold office until their successor is elected and qualified to carry out the duties and responsibilities of their office or until they resign or are removed from office.

BOARD COMMITTEES. The Board has established four standing committees to facilitate the timely and efficient consideration of all matters of importance to non-interested Trustees, the Trust, the Funds and shareholders of the Funds and to facilitate compliance with legal and regulatory requirements.


AUDIT COMMITTEE. The Audit Committee is composed of Messrs. Beard, Mitchell, Monrad (Chair), Poulos, Rosenbloom and Tripple, each of whom is a non-interested Trustee of the Trust. The primary responsibilities of the Committee are to: (i) assist the Board in fulfilling its oversight responsibilities for the quality and integrity of the accounting, auditing and reporting practices of the Funds; (ii) recommend to the Board the selection, retention or termination of the independent accountant employed by the Funds for the purpose of preparing or issuing an audit report or related work; (iii) be directly responsible for the compensation and oversight of the work of the Funds' independent accountant, including resolution of disagreements between Fund management and the accountant regarding financial reporting; (iv) preapprove or establish preapproval policies and procedures, subject to certain exceptions, concerning all audit and permitted non-audit services to be provided to the Funds and all permitted non-audit services to be provided by the Funds' independent accountant to the Adviser and to entities controlling, controlled by or under common control with the Adviser that provide ongoing services to the Funds, if the services to be provided by the accountant relate directly to the operations and financial reporting of the Funds; and (v) ensure that the Board is fully informed about any findings or recommendations of the independent accountant.

ETHICS AND OVERSIGHT COMMITTEE. The Ethics and Oversight Committee is composed of Messrs. Beard, Mitchell, Monrad, Poulos, Rosenbloom (Chair) and Tripple, each of whom is a non-interested Trustee of the Trust. The Committee maintains and updates procedures for ensuring compliance by the Funds and the Trust and its personnel with ethical and regulatory requirements. The Committee also oversees the operation of such procedures and reports to the Trustees on its activities.

NOMINATING COMMITTEE. The Nominating Committee is composed of Messrs. Beard (Chair), Mitchell, Monrad, Poulos, Rosenbloom and Tripple, each of whom is a non-interested Trustee of the Trust. The Committee selects and nominates other non-interested Trustees of the Trust in the event a position is vacated or created. The Committee also recommends Trustees to serve on committees and to chair such committees and reports to the Trustees on its activities. The Committee will consider nominees to the Board recommended by shareholders, provided that shareholders' recommendations comply with applicable securities laws. Recommendations should be submitted to the Committee in care of the Secretary of the Trust, Century Capital Management, 100 Federal Street, Boston, MA 02110. The Committee maintains full discretion to reject nominees recommended by shareholders and there is no assurance that any such person so recommended and considered by the Committee will be nominated for election to the Board.

VALUATION COMMITTEE. The Valuation Committee is composed of Messrs. Thorndike (Chair), Mitchell and Tripple. The Committee reviews procedures for the valuation of securities for purposes of determining the net asset value of the Funds. The Committee oversees the implementation of these procedures and makes "fair value" determinations when and if required under these procedures.

During the fiscal year ended October 31, 2004, the Board held ___ regular meetings and ___ special meetings, the Audit Committee and Ethics and Oversight Committee each held ___ regular meeting and ___special meetings, the Nominating Committee held ___ regular meeting and ___ special meeting; and the Valuation Committee held one special meeting. Each Trustee that served during the fiscal year ended October 31, 2004 attended at least ___% of the regular and special meetings of the Board and meetings of the committees on which such Trustee served.

TRUSTEE FUND OWNERSHIP. The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the Funds as of December 31, 2004. The filing by the Trust of this Statement of Additional Information with the SEC shall not be construed as an admission that any of the individuals listed in the following table are beneficial owners of any shares of any Fund for purposes of Section 16(a) of the Securities Exchange Act of 1934 (the "Exchange Act") or otherwise.

                                                                                       AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                       SECURITIES IN ALL REGISTERED
                              DOLLAR RANGE OF EQUITY        DOLLAR RANGE OF            INVESTMENT COMPANIES OVERSEEN BY
                              SECURITIES IN CENTURY         EQUITY SECURITIES IN       TRUSTEE IN FAMILY OF INVESTMENT
TRUSTEE                       SMALL CAP SELECT FUND*        CENTURY SHARES TRUST*      COMPANIES*
-------                       ----------------------        ---------------------      ---------------------------------

NON-INTERESTED TRUSTEES:
John E. Beard
Jerrold Mitchell
Ernest E. Monrad
Michael J. Poulos
Jerry S. Rosenbloom
David D. Tripple

INTERESTED TRUSTEES:
Davis R. Fulkerson
Alexander L. Thorndike

* Securities are valued as of December 31, 2004.

NON-INTERESTED TRUSTEE OWNERSHIP OF SECURITIES ISSUED BY THE ADVISER OR PRINCIPAL UNDERWRITER OR RELATED COMPANIES. To the knowledge of the Trust, as of December 31, 2004, the non-interested Trustees and their immediate family members did not own beneficially or of record securities of an investment adviser or principal underwriter of the Funds or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the Adviser or Forum Fund Services, LLC, the Funds' principal underwriter.

In 2003, Michael J. Poulos, a non-interested Trustee, introduced Century Capital Management's private equity group to an investment opportunity involving a privately-held financial services company. At the time, Mr. Poulos, together with a number of other private investors, was considering acquiring the privately-held company. The group of private investors established a holding company to acquire all of the issued and outstanding stock of the privately-held company. In June 2004, Mr. Poulos made an investment of approximately $6 million, for which he received approximately 15% of the voting stock of the holding company, and Century Capital Partners III, LP ("CCP III") made an investment of $3.5 million, for which it received shares of non-voting stock of the holding company. Mr. Poulos serves as chairman of the board of the holding company. CCP III is an unregistered pooled investment vehicle, which would be an investment company but for the exclusion provided by section 3(c)(7) of the Investment Company Act of 1940. The Funds' Adviser also serves as investment adviser for CCP III. Mr. Poulos and the Adviser have represented to the Trust that Mr. Poulos did not receive any fee or special benefit from CCP III's investment in the holding company.

COMPENSATION. Each non-interested Trustee receives a retainer of $3,000 per calendar quarter from the Trust for his services. In addition, each non-interested Trustee is also paid a fee of $3,000 for each in-person and telephone meeting of the Board of Trustees attended or participated in, as the case may be. The non-interested Trustees are not paid an additional fee from the Trust for attendance at and/or participation in meetings of the various committees of the Board. The non-interested Trustees are also reimbursed for meeting-related expenses. Non-interested Trustees do not receive any employee benefits such as pension or retirement benefits or health insurance.

Messrs. Davis Fulkerson, Thorndike and Alfano, because of their affiliations with the Adviser, will receive no compensation from the Trust (or any series thereof) for serving as Trustees and/or officers of the Trust. However, under the terms of a Supplemental Executive Retirement Plan of Century Shares Trust (the "SERP"), Allan W. Fulkerson, who was an interested Trustee of the Trust until January 2004 and is the father of Mr. Davis Fulkerson, and another former interested Trustee of the Trust (and their respective spouses) are entitled to certain retirement payments from the Trust, on behalf of its Century Shares Trust series, in connection with the termination of their employment as Trustees of the Trust as a result of retirement, death or disability. The Adviser has assumed the obligations of the Trust, on behalf of its Century Shares Trust series, to make any such retirement payments under the SERP. Century Small Cap Select Fund is not a party to the SERP and has no obligation to provide retirement or pension benefits to any current or former Trustee.

Other than as set forth in the table below, no current Trustee or officer of the Trust received any direct compensation from the Trust or any series thereof with respect to the fiscal year ended October 31, 2004.

                                                              AGGREGATE
                                         AGGREGATE           COMPENSATION            PENSION OR                  TOTAL
                                       COMPENSATION          FROM CENTURY       RETIREMENT BENEFITS          COMPENSATION
                                       FROM CENTURY        SMALL CAP SELECT      ACCRUED AS PART OF         FROM THE TRUST
NAME OF PERSON, POSITION               SHARES TRUST              FUND              FUND EXPENSES           PAID TO TRUSTEES
------------------------               ------------        ----------------     -------------------        -----------------

NON-INTERESTED TRUSTEE:
John Beard, Trustee
Ernest E. Monrad, Trustee
Michael J. Poulos, Trustee
Jerry S. Rosenbloom, Trustee
Jerrold Mitchell, Trustee
David D. Tripple, Trustee


Total


CODES OF ETHICS. Both the Trust and the Adviser have adopted codes of ethics under Rule 17j-1 of the 1940 Act. Both codes of ethics permit personnel of the Trust and the Adviser, subject to the codes, to invest in securities, including securities that may be purchased or held by the Funds.


PROXY VOTING POLICIES AND PROCEDURES. The Trust has adopted a proxy voting policy which delegates the right and obligation to vote proxies related to its portfolio securities to the Adviser. Therefore, the Board of Trustees of the Trust has reviewed and approved the use of the proxy voting policies and procedures of the Adviser, on behalf of the Funds, when exercising voting authority on behalf of the Funds. The Trust's Amended and Restated Proxy Voting Policy and the Adviser's Proxy Voting Policies and Procedures are attached to this Statement of Additional Information as Appendix A. The Adviser's proxy voting policies on a particular issue may or may not reflect the views of individual members of the Board of Trustees of the Trust, or a majority of the Board of Trustees.

Information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 is available, without charge, upon request to the Trust, by calling 1-800-321-1928. The information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

                        PRINCIPAL HOLDERS OF SECURITIES


PRINCIPAL HOLDERS. The following chart sets forth the names, addresses, and percentage ownership of those shareholders known by the Trust to own beneficially or of record 5% or more of the outstanding shares of a class of a Fund as of February __, 2005:

                                 TO BE UPDATED

FUND/CLASS                   NAME AND ADDRESS OF SHAREHOLDER        % OWNERSHIP
----------                   -------------------------------        -----------

CENTURY SHARES TRUST



FUND/CLASS                   NAME AND ADDRESS OF SHAREHOLDER        % OWNERSHIP
----------                   -------------------------------        -----------

CENTURY SMALL CAP SELECT
FUND--INVESTOR CLASS



CENTURY SMALL CAP SELECT
FUND--INSTITUTIONAL CLASS

TRUSTEE AND OFFICER OWNERSHIP. As of February__, 2005, the Trustees and officers of the Trust as a group owned less than ___% of the outstanding shares of Century Shares Trust and less than ___% of the outstanding shares of the Investor Class of Century Small Cap Select Fund. As of February __, 2005, the Trustees and officers of the Trust as a group owned approximately ___% of the outstanding shares of the Institutional Class of Century Small Cap Select Fund.


                     INVESTMENT ADVISORY AND OTHER SERVICES


Century Capital Management, LLC, referred to herein as the "Adviser", serves as the Funds' investment adviser. The Adviser, which was formed as a Delaware limited liability company on November 10, 2003, is located at 100 Federal Street, 29th Floor, Boston, Massachusetts 02110. As of the date of this Statement of Additional Information, Mr. Fulkerson and Mr. Thorndike each own fifty percent (50%) of the voting securities of the Adviser, thereby exercising voting control over the Adviser. Mr. Fulkerson and Mr. Thorndike act as the Managing Partners of the Adviser. (See the Trustee and officer principal occupation chart above in "Management of the Trust" for a list of Messrs. Fulkerson's and Thorndike's principal occupations during the past five years.)

Effective January 29, 2004, the Adviser succeeded Century Capital Management, Inc. ("Old CCM") as the Funds' investment adviser. On January 29, 2004, each Fund's shareholders approved an investment advisory agreement between the Fund and the Adviser and the Adviser succeeded to the business and affairs of Old CCM in connection with the closing of a transaction in which the Adviser acquired substantially all of the assets and assumed all of the liabilities of Old CCM (the "Transaction").


INVESTMENT ADVISORY AND MANAGEMENT SERVICES AGREEMENTS WITH THE ADVISER.


CENTURY SHARES TRUST. The Fund pays the Adviser a monthly management fee equal to the sum of (i) 0.80% per annum of the first $500 million of the Funds' average daily net assets and (ii) 0.70% per annum over $500 million of the Funds' average daily net assets. With respect to the last three completed fiscal years, the Fund paid advisory fees in the amounts set forth below. Amounts paid for services rendered prior to January 29, 2004 were paid to Old CCM, and amounts paid thereafter were paid to the Adviser. Since the advisory fee rate payable to Old CCM under the Fund's former investment advisory agreement was the same as the advisory fee rate payable to the Adviser under the Fund's current investment advisory agreement, the advisory fees paid during the fiscal year ended October 31, 2004 were the same as those that would have been paid if the current investment advisory agreement had been in effect during the entire period.

          FISCAL YEAR                                           ADVISORY FEES
          -----------                                           -------------

          Year ended October 31, 2004                             _________ (1)
          Year ended October 31, 2003
          Period ended October 31, 2002                               (2)

(1) This amount represents the aggregate fees paid to Old CCM and the Adviser during the fiscal year ended October 31, 2004. Old CCM received $_____ for services rendered from November 1, 2003 to January 29, 2004; and the Adviser received $_____ for services rendered from January 29, 2004 through October 31, 2004.

(2) For the 10-month period from January 1, 2002 to October 31, 2002. Effective September 5, 2002, the Fund changed its fiscal year end from December 31 to October 31.


As investment adviser to the Fund, the Adviser acts with discretionary authority to invest the Trust's assets. The investment advisory agreement provides that in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual duties, the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with any investment policy or the purchase, sale, or retention of any security on the recommendation of the Adviser to the Fund under the agreement.

Under a separate administration agreement, the Adviser also performs (or arranges for the performance of) certain management and administrative services necessary for the operation of the Fund. These services include providing office space, equipment and facilities, supervising relations with the Fund's custodian, transfer agent, accountants, attorneys and other third-party service providers, maintaining the Fund's existence and records and maintaining the Fund's registration and qualification for sale of its shares. Under this agreement, the Trust pays the Adviser a monthly fee equal to a rate of 0.15% per annum of the Fund's average daily net assets.


With respect to the last three completed fiscal years, the Fund paid administration fees in the amounts set forth below. Amounts paid for services rendered prior to January 29, 2004 were paid to Old CCM, and amounts paid thereafter were paid to the Adviser. Since the administration fee rate payable to Old CCM under the Fund's former administration agreement was the same as the administration fee rate payable to the Adviser under the Fund's current administration agreement, the administration fees paid during the fiscal year ended October 31, 2004 were the same as those that would have been paid if the current administration agreement had been in effect during the entire period.

      FISCAL YEAR                                           ADMINISTRATION FEES
      -----------                                           -------------------

      Year ended October 31, 2004                              _________ (1)
      Year ended October 31, 2003
      Period ended October 31, 2002                              (2)

(1) This amount represents the aggregate fees paid to Old CCM and the Adviser during the fiscal year ended October 31, 2004. Old CCM received $_____ for services rendered from November 1, 2003 to January 29, 2004; and the Adviser received $_____ for services rendered from January 29, 2004 through October 31, 2004.

(2) For the 10-month period from January 1, 2002 to October 31, 2002. Effective September 5, 2002, the Fund changed its fiscal year end from December 31 to October 31.

CENTURY SMALL CAP SELECT FUND. The Fund pays the Adviser a monthly management fee of 0.95% per annum of the Fund's average daily net assets for both investment advisory and management and administrative services rendered to the Fund, which are described below. As described in the Prospectus, the Adviser has contractually agreed to waive a portion of its management fee for shares of both the Investor Class and Institutional Class of the Fund and to reimburse certain other Fund expenses to the extent necessary that the Fund's net total annual operating expenses (exclusive of brokerage commissions, taxes, interest and litigation, indemnification and other extraordinary expenses) will not exceed the limitations set forth in the Prospectus through February 28, 2006. The Adviser, in its sole discretion, can decide whether or not to extend the terms of this fee waiver and expense reimbursement beyond February 28, 2006.

With respect to the last three completed fiscal years, the Fund paid investment advisory and management services fees in the amounts set forth below. Amounts paid for services rendered prior to January 29, 2004 were paid to Old CCM, and amounts paid thereafter were paid to the Adviser. Since the fee rate payable to Old CCM under the Fund's former investment advisory and management services agreement was the same as the fee rate payable to the Adviser under the Fund's current agreement, the fees paid during the fiscal year ended October 31, 2004 were the same as those that would have been paid if the current agreement had been in effect during the entire period.

                                GROSS               NET
                                MANAGEMENT          MANAGEMENT
FISCAL YEAR                     FEES                REDUCTION         FEES
-----------                     ----------          -----------       ----

Year ended October 31, 2004                                           _______(1)
Year ended October 31, 2003     $463,757            $70,828           $392,929
Year ended October 31, 2002     $217,980            $130,535          $87,445

(1) This amount represents the aggregate fees paid to Old CCM and the Adviser during the fiscal year ended October 31, 2004. Old CCM received $_____ for services rendered from November 1, 2003 to January 29, 2004; and the Adviser received $_____ for services rendered from January 29, 2004 through October 31, 2004.


As investment adviser to the Fund, the Adviser acts with discretionary authority to invest the Fund's assets. The Adviser also performs (or arranges for the performance of), pursuant to the investment advisory agreement, certain management and administrative services necessary for the operation of the Fund. These services include providing office space, equipment and facilities, supervising relations with the Fund's custodian, transfer agent, accountants, attorneys and other third-party service providers, preparing shareholder communications, conducting shareholder relations, maintaining the Fund's existence and records and maintaining the Fund's registration and qualification for sale of its shares. The Adviser may be reimbursed by the Fund for the allocated cost of the Adviser's employees' providing certain shareholder services, transfer agency, financial, accounting, administrative and other clerical functions to the Fund. The amount of such reimbursement does not constitute any part of, and is paid in addition to, the management fees. The Fund will pay its organization and start-up costs and all other expenses not borne by the Adviser. The Adviser may from time to time pay such expenses for the Fund, subject to reimbursement of all or part of those amounts by the Fund or the respective classes.

The Adviser's management fees are allocated to each class of shares based upon the relative portion of the Fund's net assets represented by that class, as are other fund expenses unless allocations can be made directly to a class, as with the expenses of distributing and servicing shares of the Fund's Investor Class under the Distribution and Service (12b-1) Plan, transfer and shareholder servicing agent fees and expenses, and the costs of holding shareholder meetings (to the extent such expenses pertain only to a specific class).

The investment advisory agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the investment advisory agreement, the Adviser shall not be liable for any act, omission, or mistake of judgment in connection with rendering services to the Fund under the agreement or for any losses that may be sustained by the Fund in the purchase, holding or sale of any security or other investment of the Fund.

PRINCIPAL UNDERWRITER AND SUB-ADMINISTRATOR. Forum Fund Services, LLC ("FFS"), Two Portland Square, Portland, Maine 04101, serves as the distributor (also known as principal underwriter) and sub-administrator of the shares of the Funds pursuant to a distribution and sub-administration agreement among the Trust, FFS, and the Adviser. FFS is a registered broker-dealer and is a member of the National Association of Securities Dealers. FFS is not entitled to receive any compensation for distributing the Funds' shares. However, in connection with FFS providing certain administrative services to the Adviser with respect to each Fund, the Adviser pays FFS a monthly fee of 0.01% of the total of the annualized average daily net assets for the prior month of each Fund (subject to a $3,250 minimum monthly fee) and, on behalf of each Fund, reimburses FFS for certain expenses incurred by FFS. These administrative services include, among other things, preparing and filing applications for registration of Fund shares in the various States and providing the Adviser with such other administrative services and assistance relating to the affairs of the Adviser and the Trust as the Adviser may, from time to time, reasonably request. To the extent such services relate to distribution and/or servicing of the Investor Class shares of Century Small Cap Select Fund, the Fund, in its discretion, may pay a portion of those fees from time to time pursuant to the Distribution and Service Plan described below. See "Underwriter" below.

DISTRIBUTION AND SERVICE PLAN--CENTURY SMALL CAP SELECT FUND. Century Small Cap Select Fund has adopted a Distribution and Service Plan (the "Plan") for its Investor Class shares under Rule 12b-1 under the 1940 Act. Under this Plan, the Fund and the Adviser (out of its own resources, including, without limitation, the management fee it receives from the Fund) may pay for all or a portion of the costs incurred in connection with the distribution and/or servicing of the Investor Class shares. Among other things, they may make payments to brokers, dealers or other financial institutions, including to FFS for distribution, administrative, and account maintenance services they perform, including financing payment of sales commissions and/or the advance of service fee payments and may bear the costs of sales literature, advertising and prospectuses, statements of additional information and reports (other than those furnished to current shareholders), and certain other distribution expenses. All such payments are subject to the review and approval of the non-interested Trustees of the Trust. Under the Plan, the 0.25% per annum maximum service and distribution fee payable by the Fund is computed based on the average daily net assets of the Fund attributable to the outstanding Investor Class shares.


With respect to the fiscal year ended October 31, 2004, the Fund's Investor Class shares made payments of $_____ for Fund reports, $_____ for advertising, $_____ for fees paid to brokers, dealers, and other financial institutions for distribution and shareholder servicing activities, and $_____ for distribution fees paid to FFS.


The Plan has been approved by a vote of the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Fund and have no direct or indirect financial interest in the Plan or related agreements (referred to herein as the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on it. The Plan also has been approved by the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Fund's Investor Class. Unless the Plan is terminated as described below, it will continue in effect from year to year but only if the Trust's Board of Trustees and the Independent Trustees specifically vote annually to approve its continuance by a vote cast in person at a meeting called for the purpose of voting on continuing the Plan. The Board of Trustees and the Independent Trustees must approve all material amendments to the Plan, and an amendment to increase materially the amount of payments to be made under the Plan must be approved by a majority of the outstanding shares of the Investor Class. The Plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a

"majority of the outstanding voting securities" (as defined in the 1940 Act) of the Fund's Investor Class.

The Plan states that while it is in effect, the selection and nomination of those Trustees of the Trust who are not "interested persons" (as defined in the 1940 Act) of the Trust be committed to the discretion of the current non-interested Trustees. This does not prevent the involvement of others in the selection and nomination process, as long as the final decision as to selection or nomination is approved by a majority of the non-interested Trustees of the Trust.

OTHER MATTERS RELATED TO SHAREHOLDER SERVICES AND DISTRIBUTION-RELATED SERVICES. Certain arrangements are in place with several broker-dealers whereby the broker-dealers are compensated for performing certain shareholder services and distribution-related services to their customers who have purchased Fund shares. The shareholder services may include the processing and mailing of trade confirmations, monthly statements, prospectuses, annual reports, and semi-annual reports, and the preparing of record date shareholder lists for proxy solicitations. The distribution-related services may include those distribution-related services described above under "Distribution and Service Plan--Century Small Cap Select Fund." The aggregate compensation, which may be up to 0.40% of the assets of a broker-dealer's customers invested in the Funds, is paid to the broker-dealers in a different manner with respect to each Fund and, in the case of Century Small Cap Select Fund, each class of shares of the Fund. The portion of the aggregate compensation paid by each Fund is reflected in each Fund's "Annual Fund Operating Expenses" table in the "Fees and Expenses" section of the Prospectus; any remaining aggregate compensation is paid by the Adviser and/or FFS.

TRANSFER AGENT AND DIVIDEND PAYING AGENT. Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine, acts as the Funds' transfer agent and dividend paying agent with respect all classes of shares of the Funds.

CUSTODIAN. State Street Bank and Trust Company (the "Custodian"), One Heritage Drive, North Quincy, Massachusetts, acts as the custodian of the Funds' cash and investment securities. The Custodian also is responsible for receipt and delivery of the Funds' investment securities, as well as other matters specified in the custodial agreement.

INDEPENDENT ACCOUNTANTS. Deloitte & Touche LLP, 200 Berkeley Street, Boston, Massachusetts, act as the independent accountants for the Trust. The independent accountants are responsible for auditing the Funds' financial statements.

              BOARD APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS


Each Fund's current investment advisory agreement with the Adviser was last approved by the Trustees at a meeting held on November 20, 2003, in connection with the proposed acquisition of Old CCM by the Adviser (the "Transaction"). In determining to approve each Fund's current investment advisory agreement with the Adviser, the Trustees gave particular consideration to matters specifically arising in connection with the Transaction. These included the following:


o the experience and qualifications of the key personnel that the Adviser proposed to involve in matters involving the Funds;

o the fact that substantially all of the key personnel of Old CCM who worked with the Funds prior to the Transaction would be employed by the Adviser after the Transaction, and that arrangements would be made to ensure their continued employment with the Adviser;

o the cash flow and business reputation of Old CCM, which were generally expected to accrue to the benefit of the Adviser;

o the nature and stability of the ownership of the Adviser, including the initial controlling ownership by Messrs. Davis Fulkerson and Thorndike of the voting securities of the Adviser;

o the investment approach of the Adviser and the fact that the approach is the same as the approach of Old CCM;

o the stated intention of the Adviser that the Transaction would not change the investment approach or process used in managing the Funds;

o the assurances from the Adviser that it would continue the fee waiver and expense reimbursement arrangement with respect to the Century Small Cap Select Fund;

o any conflicts of interest between the other business interests of the Adviser and the operations of the Funds, including its other investment products and its own investment programs; and

o the experience of the key personnel of the Adviser in advising and administering mutual funds and similar investment products, including related regulatory or compliance matters.

In determining to approve each Fund's current investment advisory agreement, the Trustees also considered a wide range of information of the type they regularly consider when determining whether to continue a Fund's investment advisory agreement as in effect from year to year and took into account all factors that they deemed relevant, including the following:

o the terms of the current investment advisory agreements and the fact that these agreements are substantially similar to the former investment advisory agreements with Old CCM and provide for the same services;

o the investment performance and expense ratio of each Fund, and the investment performance and expense ratios of similar funds managed by other investment advisers;

o the fact that the management fees payable under each Fund's current investment advisory agreement remain unchanged;

o the nature, quality and extent of the portfolio management and administrative services furnished by Old CCM to each Fund, and the fact that the Adviser has intended to retain the key personnel of Old CCM in providing these same services to each Fund;

o  the profitability of Old CCM;

o the fact that the current investment advisory agreements (and in the case of Century Shares Trust, when combined with the current administration agreement with the Adviser) provide for a relatively stable and predictable level of expenses to be borne by shareholders; and

o the fact that the Adviser's brokerage policies and practices with respect to portfolio transactions of the Funds are substantially identical to those of Old CCM (including with respect to portfolio transactions effected by a broker-dealer providing brokerage and research services (as defined in Section 28(e) of the Exchange Act) to the Adviser or an affiliate).

After carefully considering the information summarized above, the Trustees, including the non-interested Trustees, unanimously voted to approve each Fund's current investment advisory agreement with the Adviser.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

The Funds' portfolio transactions are executed by broker-dealers and banks selected by the Adviser. With respect to the last three completed fiscal years, Century Shares Trust paid the following amounts in brokerage commissions:


        FISCAL YEAR                                     BROKERAGE COMMISSIONS
        -----------                                     ---------------------
        Year ended October 31, 2004                       $______
        Year ended October 31, 2003                       $307,743
        Period ended October 31, 2002*                    $215,931

* For the 10-month period from January 1, 2002 to October 31, 2002. Effective September 5, 2002, the Fund changed its fiscal year end from December 31 to October 31.


With respect to the last three completed fiscal years, Century Small Cap Select Fund paid the following amounts in brokerage commissions:


        FISCAL YEAR                                     BROKERAGE COMMISSIONS
        -----------                                     ---------------------

        Year ended October 31, 2004                           $______
        Year ended October 31, 2003                           $395,961
        Year ended October 31, 2002                           $ 98,147

Differences in the amount of brokerage commissions paid by each Fund with respect to its three most recently completed fiscal years (as disclosed in the tables above) were generally the result of increases in the size of a Fund's net assets and active trading strategies employed by Old CCM, as the Funds' investment adviser during those periods, when responding to changes in market conditions (e.g., in a rising equity market such as during the calendar year 2003, selling securities of portfolio companies that have appreciated above Old CCM's price targets and then investing in new securities). In addition, these differences were also generally the result of Old CCM increasing the percentage of portfolio trades conducted on an agency basis, which requires commissions, rather than on a principal basis, where no commission is paid; during those periods, Old CCM believed, and the current Adviser currently believes, that, as a result of changes in the trading environment, better execution can frequently be obtained through trading on an agency basis. Such changes in the amount of brokerage commissions paid by a Fund do not reflect material changes in that Fund's investment objective or strategies over these periods.


The Adviser selects broker-dealers to execute Fund investment transactions based on many factors, including the size and type of the transaction, the reputation, experience, and quality of services (including research services) rendered by the broker-dealer in other transactions, and the reasonableness of the commission, if any. Execution at the most favorable prices and in the most effective manner possible are the primary considerations. To minimize brokerage charges, the Adviser seeks to execute portfolio transactions with a primary market maker in over-the-counter transactions, except in those circumstances where better prices and execution are available elsewhere. Purchases from market makers or other dealers will include the spread between the bid and the asked price.

As permitted by Section 28(e) of the Exchange Act, in selecting brokers or dealers to execute a particular transaction for the Funds, the Adviser may consider the brokerage and research services (as those terms are defined in Section 28(e) of the Exchange Act) provided by such brokers or dealers to the Funds or other accounts over which the Adviser or any affiliate of the Adviser exercises investment discretion. The research services may include analysis, quotations and statistical or other information. The Adviser may pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for the Funds which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer.

Investment decisions for the Funds are made independently from those for other clients of the Adviser and suitability is a paramount consideration. Nevertheless, it is possible that at times the same securities are acceptable for the Funds and for one or more other client accounts, including other collective investment vehicles and accounts in which the Adviser or its affiliates may have interests. In such cases, purchase or sale orders may be aggregated if the Adviser determines that it facilitates the Adviser in achieving best execution for its clients, including the Funds. The Adviser maintains allocation procedures designed to allocate securities and prices fairly and equitably between the Funds and the Adviser's various other accounts.



It is the policy of the Funds that neither a Fund nor the Adviser may compensate a broker-dealer for the promotion or sale of Fund shares by directing to the broker-dealer the Fund's portfolio securities transactions or any remuneration received or to be received from the Fund's portfolio transactions effected through any broker-dealer.

              CAPITAL STOCK AND SHAREHOLDER AND TRUSTEE LIABILITY

Pursuant to the Trust's Agreement and Declaration of Trust, the Trustees have currently authorized the issuance of an unlimited number of full and fractional shares of two series of the Trust: Century Small Cap Select Fund and Century Shares Trust. Except with respect to differences arising among different series and different classes within a series as described in the Prospectus and in this Statement of Additional Information, each share has the same rights as every other share. Shares have no preemptive rights and are fully paid and nonassessable. Shares are freely transferable, and each share has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders. Each share of a Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

SERIES OF SHARES OF THE TRUST. The Trustees may create and issue additional series of shares, subject to the 1940 Act and the rules promulgated thereunder, when and if they may determine, without further action by the shareholders. The Trust's Agreement and Declaration of Trust gives the Trustees authority to fix and determine the relative rights and preferences as between different series of the Trust as to dividends and other distributions and on liquidation or termination of the Trust, and also to determine provisions concerning investment, reinvestment, sinking or purchase trusts, conversion rights, the manner of determining Trustee remuneration with respect to such series, and conditions under which (to the extent permitted by the 1940 Act) the several series shall have separate voting rights or no voting rights. Each series may have separate voting rights on matters in which interests of one series are different from interests of another series, and votes as a separate series on matters that affect that series alone. The consideration received from the sale of shares of any series and all assets in which such consideration is invested or reinvested and all income and proceeds thereof will irrevocably belong to that series for all purposes, and they will be charged with the liabilities of the Trust in respect of that series, with assets and liabilities not readily identifiable as those of a particular series being allocated by the Trustees as they deem fair and equitable.

Upon a liquidation of the Trust or any series of the Trust, holders of shares would receive a pro rata portion of the net assets remaining after settlement of liabilities, including those of the respective classes, if applicable.

CLASSES OF SHARES OF A SERIES. The Board of Trustees also has the power, without shareholder approval, to divide shares of any series of the Trust, including the Funds, into two or more classes. The Trustees have currently authorized the establishment and designation of two classes of shares for the Century Small Cap Select Fund series of the Trust: the Institutional Class and the Investor Class. All classes of any series invest in the same investment portfolio. Each class of shares has its own dividends and distributions, pays certain expenses that may be different for the different classes, may have a different net asset value, may have separate voting rights on matters in which interests of one class are different from interests of another class, and votes as a class on matters that affect that class alone.

The methodology for calculating the net asset value, dividends and distributions of Century Small Cap Select Fund's share classes recognizes two types of Fund expenses. General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, prospectuses, statements of additional information and other materials for current shareholders, fees to non-interested Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs. Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include the Distribution and Service Plan fees for shares of the Investor Class, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares of Century Small Cap Select Fund. However, dividends on the Investor Class shares are expected to be lower than dividends on the Institutional Class shares because of the effect of the asset-based Distribution and Service Plan charge on the Investor Class shares. Those dividends also will differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

SHAREHOLDER AND TRUSTEE LIABILITY. The Trust's Agreement and Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the obligations of the Trust or any series thereof (including the Funds). It also provides for indemnification and reimbursement of expenses out of the property of the applicable series for any shareholder held personally liable for its obligations. The Agreement and Declaration of Trust also states that upon request, a series shall assume the defense of any claim made against a shareholder for any act or obligation of the series and shall satisfy any judgment on that claim. Massachusetts law permits a shareholder of a Massachusetts business trust (such as the Trust) to be held personally liable as a "partner" in certain circumstances. However, even if those circumstances applied, the risk that a shareholder of the Trust would incur financial loss from being held liable as a "partner" of a Fund is limited to the relatively remote circumstances in which the Fund in which the shareholder invests would be unable to meet its obligations.

The contractual arrangements of the Trust or any series thereof state that any person doing business with the Trust or such series (and each shareholder of any series of the Trust, including the Funds) agrees under the Agreement and Declaration of Trust to look solely to the assets of the Trust for satisfaction of any claim or demand that may arise out of any dealings with the Trust or any series. In addition, to the extent permitted by law, the Trustees shall have no personal liability to any such person.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION OF SHARES. The "Shareholder Information--Purchasing Shares and -Redeeming Shares" sections of the Prospectus provide a description of how an investor can purchase, redeem and exchange Fund shares.

DETERMINATION OF OFFERING PRICE. The method for determining each Fund's net asset value per share is summarized in "Shareholder Information--Pricing of Fund Shares" in the Prospectus. As described in the Prospectus, Fund shares are computed by the Funds' Custodian as of the close of regular trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., New York City time) (the "NYSE Close") on each day that the Exchange is open for trading (a "Business Day"). For purposes of computing the net asset value, the Custodian will normally use pricing data for domestic equity securities received shortly after the NYSE Close and will not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income securities and foreign securities will normally be priced by the Custodian using data reflecting the earlier closing of the principal markets for those securities.

Whenever possible, the Funds will base the valuation of their portfolio securities and other assets on market information using the general methods described in the Prospectus. In addition, when the price reported by a pricing service for a given security has not been changed for five Business Days, the Adviser intends to inquire of the pricing service and such other sources, if any, as the Adviser may deem appropriate as to the validity of such price.

As discussed in the Prospectus, in certain cases, a Fund's securities or other assets may be "fair valued." In addition to the circumstances described in the Prospectus in which the Fund may use fair valuation to value a security or other asset of the Fund, fair valuation may be used in cases of a security or other asset where a recent sale price, recent bid and asked quotations or other pricing indicators are not available and the Adviser has determined that the last price determined pursuant to the general methods described in the Prospectus does not reflect the security's fair market value (i.e., the price is "stale"). In addition, fair valuation may be used in cases of a security for which sales are suspended and that normally is traded on a U.S. or foreign exchange and the Adviser has concluded that both the most recent sale price and bid quotation on the relevant exchange do not reflect the security's fair market value.

The value of these securities or other assets that are "fair valued" is determined by the Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. As a general principal, the "fair value" of a portfolio security or other asset is the price that a Fund might reasonably expect to receive upon its current sale. There is no single standard for determining "fair value" in good faith. Some of the factors that may be considered in determining "fair value" are the following (to the extent relevant and readily available under the circumstances): the value of other financial instruments, including derivative securities, traded on other markets or among dealers; trading volumes on markets, exchanges, or among dealers; values of baskets of securities traded on other markets, exchanges, or among dealers; changes in interest rates; observations from financial institutions; government (domestic or foreign) actions or pronouncements; other news events; and with respect to securities traded on foreign markets, the value of foreign securities traded on other foreign markets, trading of ADRs, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to baskets of foreign securities.


                             TAXATION OF THE FUNDS

TAX STATUS AND TAXATION OF EACH FUND. Each series of the Trust is treated as a separate entity for federal income tax purposes and is not combined with the other series of the Trust. Each Fund intends to meet the requirements necessary to qualify each year as a "regulated investment company" under Subchapter M of the Code. If the Funds so qualify, they will pay no federal income tax on the earnings they distribute to shareholders and they will eliminate or reduce to a nominal amount the federal income taxes to which they may be subject.



In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund must, among other things:

                  (a) derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

                  (b) distribute with respect to each taxable year at least 90%
              of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid--generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year; and

                  (c) diversify its holdings so that, at the end of each
              quarter of the Fund's taxable year, (i) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S.

              Government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets is invested (x) in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below). In the case of the Fund's investments in loan participations, the Fund shall treat a financial intermediary as an issuer for the purposes of meeting this diversification requirement.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, the American Jobs Creation Act of 2004 (the "2004 Act"), provides that for taxable years of a regulated investment company beginning after October 22, 2004, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in paragraph (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of paragraph (c) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership.

If the Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, defined below).


If a Fund failed to qualify as a regulated investment company receiving special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, in order to re-qualify for taxation as a regulated investment company, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions.

Generally, regulated investment companies that do not distribute in each calendar year an amount at least equal to the sum of (i) 98% of their "ordinary income" for the calendar year, (ii) 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year (or later if the company is permitted to elect and so elects), and (iii) any undistributed amounts from the previous year, are subject to a non-deductible excise tax equal to 4% of the under-distributed amounts. For purposes of the excise tax, a Fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. A dividend paid to shareholders in January generally is deemed to have been paid on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November, or December of the preceding year. Each Fund generally intends to make sufficient distributions to avoid liability for the excise tax.


TAXATION OF FUND DISTRIBUTIONS AND SALE OF FUND SHARES. For federal income tax purposes, non-tax-exempt shareholders will generally be subject to tax on distributions received from the Funds, whether received in cash or in additional shares. Distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that a Fund has owned for more than one year and that are properly designated by that Fund as capital gain dividends ("Capital Gain Dividends") will be taxable as long-term capital gains. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income.


For taxable years beginning on or before December 31, 2008, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, that Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to that Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level)
(1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.

In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund's shares. If the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income, then 100% of that Fund's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.


Long-term capital gain rates applicable to individuals have been temporarily reduced - in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets - for taxable years beginning on or before December 31, 2008.

Distributions in excess of a Fund's current and accumulated "earnings and profits" will be treated by a shareholder receiving such distributions as a return of capital to the extent of such shareholder's basis in its Shares in the Fund, and thereafter as capital gain. A return of capital is not taxable, but reduces a shareholder's basis in its shares. Shareholders not subject to tax on their income generally will not be required to pay tax on amounts distributed to them. Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

The sale, exchange or redemption of Fund shares by a shareholder may give rise to a taxable gain or loss to that shareholder. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shareholder has held the shares for more than 12 months and otherwise as short-term capital gain or loss.

The dividends-received deduction for corporations will generally apply to a Fund's dividends paid from investment income to the extent they are derived from dividends, received by the Fund from domestic corporations, that would be entitled to such deduction in the hands of the Fund if it were a regular corporation. A corporate shareholder will only be eligible to claim a dividends-received deduction with respect to a dividend from a Fund if the shareholder held its shares on the ex-dividend date and for at least 45 days during the 90-day period surrounding the ex-dividend date. The dividends-received deduction is not available to Subchapter S corporations.

If a shareholder sells shares at a loss within six months of purchase, any loss will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term to the extent of any long-term capital gain distributions received by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other Fund shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisor to determine the suitability of shares of a Fund as an investment through such plans and the precise effect of such an investment on their particular tax situation.


TAX SHELTER REPORTING REGULATIONS. If a shareholder recognized a loss with respect to a Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their individual tax advisors to determine the applicability of these regulations in light of their individual circumstances.


TAX IMPLICATIONS OF CERTAIN INVESTMENTS. If a Fund engages in certain investment and hedging activities, such as transactions in options, hedging transactions, short sales and foreign securities, it will be subject to special tax rules (including mark-to-market, constructive sale, wash sale and short sale rules). In a given case, these rules may accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains, convert short-term capital losses into long-term capital losses, or otherwise affect the character of the Fund's income. These rules could therefore affect the amount, timing and character of distributions to shareholders and cause differences between a Fund's book income and taxable income. Income earned as a result of these transactions would, in general, not be eligible for the dividends-received deductions when distributed to shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of the Fund.

Dividends received by a Fund from a REIT will generally not constitute qualified dividend income. Some of the REITs in which a Fund may invest will be permitted to hold residual interests in real estate mortgage investment conduits ("REMICs"). Under Treasury regulations that have not yet been issued, but may apply retroactively, a portion of a Fund's income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an "excess inclusion") will be subject to federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as a Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax (discussed below). Under current law, if a charitable remainder trust (defined in section 664 of the Code) realizes any unrelated business taxable income for a taxable year, it will lose its tax-exempt status for the year. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Funds do not intend to invest directly in residual interests in REMICs or to invest in REITs in which a substantial portion of the assets will consist of residual interests in REMICs.

Each Fund may invest a portion of its assets in one or more ETFs, which may be traded on a national securities exchange. Investment by a Fund in an ETF qualifying as a regulated investment company under Subchapter M of the Code will receive the same tax treatment as an investment in a regulated investment company that is not listed on a national securities exchange (i.e., is unlisted). Specifically, such shares are automatically diversified per the requirements of Subchapter M (in the same manner as cash). In addition, dividends received by a Fund from an ETF or an unlisted regulated investment company may qualify as qualified dividend income to the extent of the ETF's or the unlisted regulated investment company's underlying qualifying dividend income, when such Fund meets the holding period requirements in the ETF's or non-listed regulated investment company's shares and certain other requirements are met.

If more than 50% of a Fund's assets at year end consists of the securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries in respect of foreign securities the Fund had held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, shareholders must hold their Fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.


Equity investments by the Fund in certain "passive foreign investment companies" ("PFICs") could potentially subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to avoid the imposition of that tax. For example, the Fund may elect to treat a PFIC as a "qualified electing fund" (a "QEF election"), in which case the Fund will be required to include its share of the company's income and net capital gains annually, regardless of whether it receives any distribution from the company. The Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund's total return.

BACKUP WITHHOLDING AND NON-US SHAREHOLDERS. Each Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to, and the proceeds of share sales, exchanges, or redemptions made by, any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (TIN), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. Pursuant to recently enacted tax legislation, the backup withholding tax rate is 28% for amounts paid through 2010. This legislation will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

In general, dividends (other than Capital Gain Dividends) paid by the Fund to a shareholder that is not a "U.S. person" within the meaning of the Code (a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, under the 2004 Act, effective for taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008, the Fund will not be required to withhold any amounts
(i) with respect to distributions (other than distributions to a foreign person
(w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S. source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Fund, and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund This provision will first apply to the Fund in its taxable year beginning November 1, 2005. In addition, as indicated above, Capital Gain Dividends will not be subject to withholding of U.S. federal income tax.

If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

The 2004 Act modifies the tax treatment of distributions from the Fund that are paid to a foreign person and are attributable to gain from "U.S. real property interests" ("USRPIs"), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations" such as REITs. Notably, the Code deems any corporation that holds (or held during the previous five-year period) USRPIs with a fair market value equal to 50% or more of the fair market value of the corporation's U.S. and foreign real property assets and other assets used or held for use in a trade or business to be a U.S. real property holding corporation; however, if any class of stock of a corporation is traded on an established securities market, stock of such class shall be treated as a USRPI only in the case of a person who holds more than 5% of such class of stock at any time during the previous five-year period. Under the 2004 Act, which is generally effective for taxable years of RICs beginning after December 31, 2004 and which applies to dividends paid or deemed paid on or before December 31, 2007, distributions to foreign persons attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met, or (iii) the shares constitute USRPIs or (effective for taxable years of the Fund beginning on November 1, 2005) the Capital Gain Dividends are paid or deemed paid on or before December 31, 2007 and are attributable to gains from the sale or exchange of USRPIs.


The foregoing is only a summary of some of the important federal tax considerations generally affecting purchasers of shares of a Fund. No attempt is made to present herein a complete explanation of the federal income tax treatment of each Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. In addition, the foregoing discussion is based on tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative, judicial or administrative action, and such changes may be retroactive. Accordingly, prospective purchasers of shares of a Fund are urged to consult their tax advisors with specific reference to their own tax situation, including the potential application of state, local and (if applicable) foreign taxes.

                                  UNDERWRITER

Under a distribution and sub-administration agreement with the Trust (the "Distribution Agreement"), FFS acts as the agent of the Funds in connection with the offering of shares of the Funds. FFS continually distributes shares of the Funds, but has no obligation to sell any specific quantity of Fund shares. FFS may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Funds. As described above in "Investment Advisory and Other Services--Principal Underwriter and Sub-Administrator," FFS is not entitled to receive any compensation for distributing the Funds' shares. However, in connection with FFS providing certain administrative services to the Adviser with respect to each Fund, the Adviser pays FFS a monthly fee and, on behalf of each Fund, reimburses FFS for certain expenses incurred by FFS. To the extent such services relates to distribution and/or servicing of the Investor Class Shares of Century Small Cap Select Fund, the Fund, in its discretion, may pay a portion of those fees from time to time pursuant to the Distribution and Service Plan described under the heading "Investment Advisory and Other Services -- Distribution and Service Plan--Century Small Cap Select Fund" above.

                              FINANCIAL STATEMENTS

The Trust's audited financial statements for the fiscal year ended October 31, 2004, included in the Trust's annual report and filed with the SEC pursuant to
Section 30(d) of the 1940 Act and the rules promulgated thereunder, are hereby incorporated by reference into this Statement of Additional Information. You may obtain copies of the annual report without charge upon request to the Trust.

                APPENDIX A--PROXY VOTING POLICIES AND PROCEDURES

                        CENTURY CAPITAL MANAGEMENT TRUST
                                 (THE "TRUST")

                              AMENDED AND RESTATED
                              PROXY VOTING POLICY

                               NOVEMBER 20, 2003

The Board of Trustees of the Trust has delegated to the investment adviser (the "Adviser") of each of the constituent series of the Trust (the "Funds"), the right and obligation to vote proxies for shares that are owned by the Funds, in accordance with the Adviser's proxy voting policy (the "CCM Proxy Voting Policy"), which is attached hereto as Appendix A. The Trust has delegated this responsibility to the Adviser because it believes that the persons purchasing and selling securities for the Funds and analyzing the performance of the Funds' securities are in the best position and have the information necessary to vote proxies in the best interests of the Funds and their shareholders.

The CCM Proxy Voting Policy has been designed to ensure that proxies are voted in the best long-term economic interests of the Funds, and the Policy contains provisions for addressing material conflicts of interest that may arise in connection with proxy voting. The Adviser shall carry out its duties under the CCM Proxy Voting Policy in a manner consistent with the Adviser's fiduciary obligations to the Funds. The Adviser shall deliver any material amendments to the CCM Proxy Voting Policy to the Trust promptly after any such amendment has been adopted by the Adviser.

The Adviser shall: (i) report on its proxy-voting activities at least annually to the Board of Trustees of the Trust; (ii) maintain such records and provide such voting information as is required for the Trust's regulatory filings including, without limitation, Form N-PX and the required disclosure of policy called for by Item 13 of Form N-1A; and (iii) shall provide such additional information as may be requested, from time to time, by the Board of Trustees of the Trust.

This Proxy Voting Policy (including the CCM Proxy Voting Policy) shall be made available without charge, upon request, by calling 1-800-321-1928. In addition, to the extent required by applicable law, the CCM Proxy Voting Policy shall be included in the Trust's SAI.

                                   APPENDIX A

                        CENTURY CAPITAL MANAGEMENT, LLC

               STATEMENT OF PROXY VOTING POLICIES AND PROCEDURES

I. INTRODUCTION


As a registered investment adviser, Century Capital Management, LLC ("CCM", "we" or "us") has a fiduciary duty to act solely in the best interests of our clients. As part of this duty, we recognize that we must make voting decisions that are in the best interests of our clients. The purpose of this Statement of Proxy Voting Policies and Procedures (this "Statement") is to set forth our policies and procedures for voting securities owned by our clients for which we exercise voting authority and discretion. This Statement has been designed to ensure that proxies are voted in the best interests of our clients in accordance with our fiduciary duties and Rule 206(4)-6 of the Investment Advisers Act of 1940. This Statement does not apply to any client that has explicitly retained authority and discretion to vote its own proxies or delegated such authority and discretion to a third party; and CCM takes no responsibility for the voting of any proxies on behalf of any such client.

II. PROXY VOTING PROCEDURES


The guiding principle by which CCM votes on all matters submitted to security holders is the maximization of the ultimate economic value of our clients' holdings. CCM does not permit voting decisions to be influenced in any manner that is contrary to, or dilutive of, the guiding principle set forth above. It is our policy to avoid situations where there is any material conflict of interest or perceived conflict of interest affecting our voting decisions.

It is the general policy of CCM to vote on all matters presented to security holders in any proxy, and these policies and procedures have been designed with that in mind. However, CCM reserves the right to abstain on any particular vote or otherwise withhold its vote on any matter if in the judgment of CCM, the costs associated with voting such proxy outweigh the expected benefits to clients, or if the circumstances make such an abstention or withholding otherwise advisable and in the best interests of our clients, in the judgment of CCM.

For clients that have delegated to CCM the discretionary power to vote the securities held in their account, CCM does not generally accept any subsequent directions on matters presented to shareholders for a vote, regardless of whether such subsequent directions are from the client itself or a third party. Unless CCM has agreed otherwise, CCM views the delegation of discretionary voting authority as an "all-or-nothing" choice for its clients.

              A. ADMINISTRATION OF POLICIES AND PROCEDURES

Certain aspects of the administration of these proxy voting policies and procedures are governed by a separate committee (the "Proxy Voting Committee"), which currently consists of the members of CCM's Investment Committee and CCM's Compliance Officer. The composition of the Proxy Voting Committee may change from time to time. The Proxy Voting Committee will review periodically CCM's voting policies and procedures and may adopt changes from time to time as a result of such review. On all matters submitted to the Proxy Voting Committee, the Committee makes its decisions by a vote of a majority of the members of the Committee present (whether in person or by communications equipment) at the meeting. At any meeting of the Proxy Voting Committee, a majority of the members of the Committee then in office shall constitute a quorum.

In addition, the Proxy Voting Committee will review any Further Action Matters (as described below) that have been voted without the involvement of the Proxy Voting Committee since the Proxy Voting Committee's last meeting.

              B. PROXY VOTING RESPONSIBILITIES AND PROCESS

The Chairman of the Proxy Voting Committee (currently, Lanny Thorndike) will ordinarily review and vote all proxies on behalf of CCM. In the event that the Chairman is unable to vote a particular proxy, he may delegate this responsibility to another member of CCM's Proxy Voting Committee (other than CCM's Compliance Officer) and such person shall take the actions of the Chairman under this section.

The following procedures will be followed with respect to each proxy received by CCM:

      1. The Chairman will review the proxy and each matter to be voted therein. The Chairman will determine whether a matter to be voted is covered in the "Voting Guidelines" set forth below.

      2. If a matter to be voted is covered in the Voting Guidelines and the relevant Guideline provides affirmative guidance as to how the matter should be voted, the Chairman may vote the matter in accordance with the Guideline and no further action shall be necessary.

      3. If, however, (i) the matter is not covered in the Voting Guidelines or (ii) the matter is covered in the Voting Guidelines but (a) the Guideline does not give affirmative guidance as to how the matter should be voted or (b) the Chairman determines to recommend that the matter be voted in a manner inconsistent with the guidance in the Voting Guideline (including a proposed abstention or withheld vote), then the Chairman shall submit the proxy to CCM's Compliance Officer (currently, Steve Alfano) for review as to whether a material conflict of interest exists with respect to CCM's voting of the proxy. Matters described in (i) and (ii)(a) and (ii)(b) are referred to herein, collectively, as "Further Action Matters".

      4. The Compliance Officer shall, in accordance with "Conflicts of Interest" below, review each Further Action Matter submitted to him to determine whether a material conflict of interest exists between CCM, on the one hand, and the relevant advisory client, on the other hand, arising out of the provision of certain services or products by CCM to the issuer on whose behalf the proxy is being solicited or any other relevant material conflict of interest.

      5. If the Compliance Officer determines that no material conflict of interest exists with respect to the Further Action Matter, then he shall so inform the Chairman, and the Chairman may either (i) vote the Further Action Matter according to his recommendation or
              (ii) if he requires additional guidance, arrange for a special meeting of the Proxy Voting Committee to consider and determine how the matter should be voted.

      6. If, however, the Compliance Officer determines that a material conflict of interest does exist with respect to the Further Action Matter, then the following procedures shall be followed:

              (i) If the Chairman's recommendation as to how the Further Action Matter should be voted is contrary to the recommendation of management of the issuer (or the Chairman's recommendation is consistent with the Voting Guidelines, in which case the matter does not constitute a Further Action Matter), then the Chairman may vote the proxy as such and no further action is necessary.

              (ii) If, however, the Chairman's recommendation as to how the Further Action Matter should be voted is consistent with management's recommendation, then he shall call a special meeting of the Proxy Voting Committee to consider and determine how the matter should be voted in accordance with paragraph 7. below.

      7. A Further Action Matter shall be submitted to the Proxy Voting Committee in the circumstances described in 6(ii) above (i.e., (x) the matter involves a material conflict of interest, (y) the matter is not covered by the Voting Guidelines or the Chairman's recommendation is not consistent with the Voting Guidelines, and
              (z) the Chairman's recommendation is to vote with management). In the event that a Further Action Matter is submitted to the Proxy Voting Committee, the Proxy Voting Committee will review the voting rationale, consider whether business relationships between CCM and the company have influenced the proposed inconsistent vote and decide the course of action to be taken in the best interests of our clients. If the Proxy Voting Committee cannot agree on the appropriate course of action, it shall submit the matter to the President of CCM for resolution.

              In circumstances where the Proxy Voting Committee is not involved in determining the vote on a Further Action Matter, the Chairman shall retain and submit to the Compliance Officer records of documents material to the Chairman's determination as to how the matter was voted, which records will be made available to the Proxy Voting Committee for review during its next regularly scheduled meeting.

              C. CONFLICTS OF INTEREST

CCM recognizes that there is a potential conflict of interest when it votes a proxy solicited by an issuer with whom it has any material business or other relationship that may affect how CCM votes on the issuer's proxy, including, for example, an issuer whose retirement plan CCM manages.

The Chairman of the Proxy Voting Committee (or any delegate performing the Chairman's responsibilities hereunder) is expected to perform his tasks relating to the voting of proxies in accordance with the principles set forth above, according the first priority to the economic interests of our clients. If at any time the Chairman or any other employee becomes aware of any potential or actual conflict of interest or perceived conflict of interest regarding the policies and procedures described herein or any particular vote on behalf of any client, he or she should contact the Compliance Officer. If the Chairman or any employee is pressured or lobbied either from within or outside of CCM with respect to any particular voting decision, he or she should contact the Compliance Officer.

As noted under "Proxy Voting Responsibilities and Process" above, CCM's Compliance Officer is responsible for reviewing each Further Action Matter and determining whether a material conflict of interest exists between CCM, on the one hand, and the relevant advisory client, on the other hand, arising out of the provision of certain services or products by CCM to the issuer on whose behalf the proxy is being solicited or any other relevant material conflict of interest. In doing so, he shall take into account all available facts and circumstances, including the relationship of CCM and any of its managing members (or the equivalent thereof), officers (or the equivalent thereof) and employees with the issuer soliciting the proxy as well as the nature of the Further Action Matter to be voted on. If the Compliance Officer has any doubt as to whether a Further Action Matter involves a conflict of interest and/or whether that conflict is material, he may call a meeting of the Proxy Voting Committee to consider and make a determination regarding such potential conflict.

III. CLIENT ACCESS TO POLICIES AND PROCEDURES AND PROXY VOTING RECORD

This Statement is available to all of our clients upon request, subject to the provision that these policies and procedures are subject to change at any time without notice. Absent any legal or regulatory requirement to the contrary, it is generally our policy to maintain the confidentiality of the particular votes that it casts on behalf of its clients. Any of our clients may obtain details of how we have voted the securities in the client's account by contacting CCM's Compliance Officer. CCM does not, however, generally disclose the results of voting decisions to third parties. CCM shall provide to any registered investment company that is a client of CCM any and all information regarding the voting of its securities as such registered investment company requests.

IV. RECORDKEEPING

CCM maintains records of all proxies voted in accordance with Section 204-2 of the Advisers Act. As required and permitted by Rule 204-2(c) under the Advisers Act, the following records are maintained:

      o       a copy of this Statement;

      o proxy statements received regarding client securities are maintained by the firm unless such proxy statements are available on the Securities and Exchange Commission's EDGAR database, in which case CCM relies on such electronic copies on EDGAR;

      o       a record of each vote cast is maintained by CCM;

      o a copy of any document created by CCM that was material to making a decision as to how to vote proxies on behalf of a client or that memorializes the basis for that decision; and

      o each written client request for proxy voting records and our written response to any (written or oral) client request for such records.

V. VOTING GUIDELINES

This Statement is designed to be responsive to the wide range of subjects that can have a significant effect on the investment value of the securities held in our clients' accounts. Although CCM reserves the right to depart from the voting guidelines set forth below if such departure is consistent with the best interests of its clients, CCM will generally apply the voting guidelines when reviewing proxy issues.

ELECTIONS OF DIRECTORS: In many instances, the election of directors is a routine voting issue. Unless there is a proxy fight for seats on the board or we determine that there are other compelling reasons for withholding votes for directors, we will often vote in favor of the management-proposed slate of directors. That said, we believe that directors have a duty to respond to shareholder actions that have received significant shareholder support. We will withhold votes for directors that disregard shareholder interests or fail to act on key issues such as failure to implement proposals to declassify boards, failure to implement a majority vote requirement, failure to submit a rights plan to a shareholder vote and failure to act on tender offers where a majority of shareholders have tendered their shares. We will generally vote against directors who are on a company's compensation committee if we strongly disagree with their compensation decisions. We will also vote against a director whose qualifications appear lacking or contrary to the interests of the shareholders. We will also consider management's track record in delivering shareholder value and representing shareholders' best interests when considering each proxy vote. We will generally vote against members of a company's audit committee if we are aware of significant corporate governance issues that the audit committee or the company has not addressed to our satisfaction. In addition, we will withhold votes for directors who fail to attend at least seventy-five percent of board meetings within a given year without a reasonable excuse. We will vote against management efforts to stagger board member terms because a staggered board may act as a deterrent to a takeover proposal.

APPOINTMENT OF AUDITORS: The selection of an independent accountant to audit a company's financial statements is generally a routine business matter. CCM believes that management remains in the best position to choose the accounting firm and will support management's recommendation, except that we may vote against the appointment of auditors if the proposed auditors are not well known or well respected, if the fees for non-audit related services are disproportionate to the total audit fees paid by the company or if there are other reasons to question the independence of the company's auditors or their prior conduct or advice. CCM will also vote against auditors that have not separated their consulting business from their auditing functions.

CHANGES IN CAPITAL STRUCTURE: Changes in a company's charter, articles of incorporation or by-laws are often technical and administrative in nature. Absent a compelling reason to the contrary, CCM will cast its votes in accordance with the company's management on such proposals. However, we will review and analyze on a case-by-case basis any non-routine proposals that are likely to affect the structure and operation of the company or have a material economic effect on the company. For example, we will generally support proposals to increase authorized common stock when it is necessary to implement a stock split, aid in a restructuring or acquisition or provide a sufficient number of shares for an employee savings plan, stock option or executive compensation plan. However, a satisfactory explanation of a company's intentions must be disclosed in the proxy statement for proposals requesting an increase of greater than ten percent of the shares outstanding. We will oppose increases in authorized common stock where there is evidence that the shares will be used to implement a poison pill or another form of anti-takeover device, or if the issuance of new shares could excessively dilute the value of the outstanding shares upon issuance.

CORPORATE RESTRUCTURINGS, MERGERS AND ACQUISITIONS: CCM believes proxy votes dealing with corporate reorganizations are an extension of the investment decision. Accordingly, we will analyze such proposals on a case by case basis, weighing heavily the views of any research analysts that cover the company and the investment professionals managing the portfolios in which the stock is held. In general, we will vote against a merger or acquisition that we believe is not in the long-term best interests of the shareholders or where the potential benefits are unclear.

PROPOSALS AFFECTING SHAREHOLDER RIGHTS: CCM believes that certain fundamental rights of shareholders should be protected. We will vote in favor of proposals that give shareholders a greater voice in the affairs of the company and oppose any measure that seeks to limit those rights, except that we will vote against a proposal if we believe that that any adverse economic impact of the proposal on shareholders outweighs any improvement in shareholder rights.

CORPORATE GOVERNANCE: CCM recognizes the importance of good corporate governance in ensuring that management and the board of directors fulfill their obligations to the shareholders. We will vote in favor of proposals promoting transparency and accountability within a company. For example, we will vote in favor of proposals providing for equal access to proxies, a majority of independent directors on the board and key committees, and separating the positions of chairman and CEO.

ANTI-TAKEOVER MEASURES: CCM believes that measures that impede takeovers or entrench management not only infringe on the rights of shareholders but may also have a detrimental effect on the value of the company. We will generally oppose proposals, regardless of whether they are advanced by management or shareholders, the purpose or effect of which is to entrench management or dilute shareholder voting power. Conversely, we will support proposals that would restrict or otherwise eliminate anti-takeover measures that have already been adopted by corporate issuers. For example, we will support shareholder proposals that seek to require the company to submit a shareholder rights plan to a shareholder vote. We will evaluate, on a case-by-case basis, proposals to completely redeem or eliminate a poison pill. Furthermore, we will generally oppose proposals put forward by management (including blank check preferred stock, classified and supermajority vote requirements) that appear to be intended as entrenchment mechanisms.

EXECUTIVE COMPENSATION: CCM believes that company management and the compensation committee of the board of directors should, within reason, be given latitude to determine the types and mix of compensation and benefit awards offered. Whether proposed by a shareholder or management, we will review proposals relating to executive compensation plans on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned. We will analyze the proposed plans to ensure that shareholder equity will not be excessively diluted, the option exercise price is not below market price on the date of grant and an acceptable number of employees are eligible to participate in such programs. Other factors such as the company's performance, whether the plan expressly permits the repricing of underwater stock options without shareholder approval (or if the company has a history of such actions) and industry practice will generally be factored into our analysis. We will support proposals to submit severance packages triggered by a change in control to a shareholder vote and proposals that seek additional disclosure of executive compensation. We will generally vote against proposals that we believe consume an excessive amount of corporate resources or dilute earnings and asset values, including retirement benefits we consider to be excessive, golden handcuffs, abusive change of control payments, and severance and stock option agreements that we consider to be excessive. We will generally vote in favor of proposals for the expensing of stock options and will generally vote against proposals to re-price existing options.

SOCIAL AND CORPORATE RESPONSIBILITY: CCM will review and analyze on a case-by-case basis proposals relating to social, political and environmental issues to determine whether the proposal will have a financial impact on shareholder value and our voting decision will be guided by the priority of maximizing the economic value of client holdings. We will vote against proposals that are unduly burdensome or result in unnecessary and excessive costs to the company. We may abstain from voting on social proposals that do not have a readily determinable financial impact on shareholder value.

PROXIES OF CERTAIN NON-U.S. ISSUERS: Protection for shareholders of non-U.S. issuers may vary significantly from jurisdiction to jurisdiction. Laws governing non-U.S. issuers may, in some cases, provide substantially less protection for shareholders. We will generally vote proxies of non-U.S. issuers in accordance with the foregoing guidelines, but they are premised upon the existence of a sound corporate governance and disclosure framework, and may not be appropriate under some circumstances for non-U.S. issuers. Proxy voting in certain countries requires "share blocking." That is, shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting (usually one-week) with a designated depositary. During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the clients' custodian banks. CCM may determine that the value of exercising the vote does not outweigh the detriment of not being able to transact in the shares during this period. Accordingly, if share blocking is required we may abstain from voting those shares. In such a situation we would have determined that the cost of voting exceeds the expected benefit to the client.

SECURITIES ON LOAN: Certain of our clients may participate in securities lending programs to generate income. Generally, the voting rights pass with the securities on loan; however, lending agreements give the lender the right to terminate the loan and pull back the loaned securities provided sufficient notice is given to the custodian bank in advance of the voting deadline. Our policy is generally not to vote securities on loan unless the Chairman of the Proxy Voting Committee has knowledge of a material voting event that could significantly affect the value of the loaned securities. In this event, CCM may pull back the loaned securities in order to cast a vote at an upcoming shareholder meeting.

                   APPENDIX B -- SPECIMEN PRICE MAKE-UP SHEETS


The following are computations of the total offering price per share of each class of shares of each Fund of the Trust offering shares of beneficial interest as of October 31, 2004, in each case based upon their respective net asset values and shares of beneficial interest outstanding at the close of business on October 31,2004:


-------------------------------------------------------------------------------
CENTURY SHARES TRUST
-------------------------------------------------------------------------------

Net Assets at Value (Equivalent to $[____] per share
based on [_______] shares of beneficial interest
outstanding)
-------------------------------------------------------------------------------
Offering Price
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CENTURY SMALL CAP SELECT FUND--INSTITUTIONAL CLASS
-------------------------------------------------------------------------------
Net Assets at Value (Equivalent to $[____] per share
based on [_______] shares of beneficial interest
outstanding)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Offering Price
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CENTURY SMALL CAP SELECT FUND--INVESTOR CLASS
-------------------------------------------------------------------------------
Net Assets at Value (Equivalent to $[____] per share
based on [_______] shares of beneficial interest
outstanding)
-------------------------------------------------------------------------------
Offering Price
-------------------------------------------------------------------------------

                                     PART C

                                OTHER INFORMATION
ITEM 22. EXHIBITS.

        (a) Agreement and Declaration of Trust of Century Capital Management Trust (the "Trust") dated August 27, 1999. Filed as
                 Exhibit 23(a) to the initial registration statement of the Trust (registration no. 333-86067) filed August 27, 1999 and incorporated herein by reference.

        (b) By-Laws of the Trust dated August 27, 1999. Filed as Exhibit 23(b) to the initial registration statement of the Trust (registration no. 333-86067) filed August 27, 1999 and incorporated herein by reference.

        (c) Please refer to Article V of the Agreement and Declaration of Trust of the Trust, which is incorporated herein by reference.

        (d) (1) Investment Advisory and Management Services Agreement, dated as of January 29, 2004, between the Trust, on behalf of Century Small Cap Select Fund ("CSCSF"), and Century Capital Management, LLC, the Trust's current investment adviser ("CCM"). Filed as Exhibit 23(d)(1) to post-effective amendment no. 11 to the registration statement of the Trust (registration no. 333-86067) filed February 27, 2004 and incorporated herein by reference.

            (2) Investment Advisory Agreement, dated as of January 29, 2004, between the Trust, on behalf of Century Shares Trust ("CST"), and CCM. Filed as Exhibit 23(d)(2) to post-effective amendment no. 11 to the registration statement of the Trust (registration no. 333-86067) filed February 27, 2004 and incorporated herein by reference.

        (e) Distribution and Subadministration Agreement, dated as of January 29, 2004, as amended and restated effective October 1, 2004, by and among the Trust, CCM, and Forum Fund Services, LLC ("FFS") (the "Distribution and Subadministration Agreement"). Filed herewith as Exhibit 22(e).

        (f) Reference is made to the section entitled "Management of the Trust" in the Trust's Statement of Additional Information, forming part of this registration statement.

        (g) (1) Custodian Agreement, dated as of December 9, 1999, between the Trust and State Street Bank and Trust Company ("SSB") (the "Custodian Agreement"). Filed as Exhibit 23(g) to pre-effective amendment no. 2 to the registration statement of the Trust (registration no. 333-86067) filed December 16, 1999 and incorporated herein by reference.

            (2) Letter Agreement, dated December 20, 1999, to the Custodian Agreement from Century Capital Management, Inc., the Trust's former investment adviser ("Old CCM"), on behalf of the Trust, to SSB. Filed as Exhibit 23(g)(2) to post-effective amendment no. 10 to the registration statement of the Trust (registration no. 333-86067) filed December 30, 2003 and incorporated herein by reference.

            (3) Letter Agreement, effective as of July 31, 2001, to the Custodian Agreement from the Trust, on behalf of CST, to SSB. Filed as Exhibit 23(g)(3) to post-effective amendment no. 10 to the registration statement of the Trust (registration no. 333-86067) filed December 30, 2003 and incorporated herein by reference.

        (h) (1) Transfer Agency and Services Agreement, dated as of September 27, 2002, between the Trust and Forum Shareholder Services, LLC ("FSS") ("Transfer Agency and Services Agreement"). Filed as Exhibit 23(h)(1) to post-effective amendment no. 9 to the registration statement of the Trust (registration no. 333-86067) filed February 28, 2003 and incorporated herein by reference.

            (2) Letter Agreement, dated December 1, 2003, to the Transfer Agency and Services Agreement from Forum Financial Group, on behalf of FSS, to the Trust. Filed as Exhibit 23(h)(2) to post-effective amendment no. 10 to the registration statement of the Trust (registration no. 333-86067) filed December 30, 2003 and incorporated herein by reference.

            (3) Fee Waiver and Expense Limitation Letter from CCM to CSCSF, covering the period March 1, 2005 through February 28, 2006. Filed herewith as Exhibit 22(h)(3).

            (4) Extension of Fee Waiver and Expense Limitation Letter from CCM to CSCSF, covering the period through February 28, 2005. Filed as Exhibit 23(h)(4) to post-effective amendment no. 11 to the registration statement of the Trust (registration no. 333-86067) filed February 27, 2004 and incorporated herein by reference.

            (5) Agreement and Plan of Reorganization, dated as of June 29, 2001, between the Trust and CST. Filed as Exhibit 23(h)(3) to post-effective amendment no. 5 to the registration statement of the Trust (registration no. 333-86067) filed July 31, 2001 and incorporated herein by reference.

            (6) Administration Agreement, dated as of January 29, 2004, between the Trust, on behalf of CST, and CCM. Filed as Exhibit 23(h)(6) to post-effective amendment no. 11 to the registration statement of the Trust (registration no. 333-86067) filed February 27, 2004 and incorporated herein by reference.

        (i) (1) Opinion of counsel as to legality of shares of CSCSF being registered. Filed as Exhibit 23(i) to pre-effective amendment no. 2 to the registration statement of the Trust (registration no. 333-86067) filed December 16, 1999 and incorporated herein by reference.

            (2) Opinion of counsel as to legality of shares of CST being registered. Filed as Exhibit 23(i)(2) to post-effective amendment no. 7 to the registration statement of the Trust (registration no. 333-86067) filed April 30, 2002 and incorporated herein by reference.

        (j)      Consent of Deloitte & Touche LLP. To be filed by amendment.

        (k)      Not applicable.

        (l) Investment Letter from Old CCM to CSCSF. Filed as Exhibit 23(l) to pre-effective amendment no. 2 to the registration statement of the Trust (registration no. 333-86067) filed December 16, 1999 and incorporated herein by reference.

        (m) Amended and Restated Distribution and Service Plan for CSCSF, dated November 11, 2003, adopted pursuant to Rule 12b-1. Filed as Exhibit 23(m) to post-effective amendment no. 10 to the registration statement of the Trust (registration no. 333-86067) filed December 30, 2003 and incorporated herein by reference.

        (n) Multiple class plan for the Trust dated December 13, 1999 adopted pursuant to Rule 18f-3. Filed as Exhibit 23(o) to pre-effective amendment no. 2 to the registration statement of the Trust (registration no. 333-86067) filed December 16, 1999 and incorporated herein by reference.

        (p) (1)  Code of Ethics of the Trust (as amended May 9, 2003).
                 Filed as Exhibit 23(p)(1) to post-effective amendment no. 11 to the registration statement of the Trust (registration no. 333-86067) filed February 27, 2004 and incorporated herein by reference.

            (2) Code of Ethics of CCM. Filed as Exhibit 23(p)(2) to post-effective amendment no. 11 to the registration statement of the Trust (registration no. 333-86067) filed February 27, 2004 and incorporated herein by reference.

            (3) The Trust is not required to file the Code of Ethics for FFS pursuant to the exception provided by Rule 17j-1(c)(3) under the Investment Company Act of 1940.

        (q)      Powers of attorney for John E. Beard, Jerrold Mitchell, Ernest
                 E. Monrad, Michael J. Poulos, Jerry S. Rosenbloom, David D. Tripple, Davis R. Fulkerson, Alexander L. Thorndike and Steven Alfano. Filed as Exhibit 23(q) to post-effective amendment no. 11 to the registration statement of the Trust (registration no. 333-86067) filed February 27, 2004 and incorporated herein by reference.

ITEM 23. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUNDS.

None.

ITEM 24. INDEMNIFICATION.

Reference is made to the provisions of Article VIII of the Trust's Agreement and Declaration of Trust filed as Exhibit 23(a) to the Trust's initial registration statement filed August 27, 1999, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding), is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Under the Trust's Distribution and Subadministration Agreement, except for material breaches of the agreement or applicable law, FFS is not liable for any error of judgment or mistake of law or in any event whatsoever except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement. In addition, FFS and certain related parties (such as FFS's officers and persons that control FFS) would be entitled to be indemnified by the Trust against all claims and expenses in any way related to alleged untrue statements of material fact contained in the Trust's registration statement or the prospectus of CST and CSCSF (together, the "Funds"), or any alleged omission of a material fact required to be stated therein to make statements contained therein not misleading. The Trust, however, will not indemnify FFS for any such misstatements or omissions if they were made in reliance upon information provided in writing by FFS in connection with the preparation of the Trust's registration statement or the Funds' prospectus. The foregoing description is qualified by reference to Section 9 of the Distribution and Subadministration Agreement, filed herewith as Exhibit 22(e) and incorporated herein by reference.

ITEM 25. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

A description of the business of Century Capital Management, LLC, referred to herein as "CCM" or the "Adviser", the investment adviser to the Funds, is set forth under the caption "Management of the Funds" in the Trust's Prospectus and "Management of the Trust" in the Trust's Statement of Additional Information, forming part of this registration statement. CCM, in addition to being the investment adviser to the Funds, is the investment adviser to certain private limited partnerships and separately managed accounts whose investors are primarily institutions and may, in the future, manage other pooled investment vehicles.

During the past two fiscal years, the directors and officers of CCM have not held any positions of a substantial nature other than their positions as directors and/or officers of CCM (or its predecessor, Century Capital Management, Inc.), except as listed below:

NAME AND CURRENT
POSITION(S) WITH THE
ADVISER                                                 OTHER POSITIONS
----------------------------------------------------------------------------------------------------------------------
Davis R. Fulkerson,                                     Trustee, Century Capital Management Trust
Managing Partner, Managing Director,                    100 Federal Street, Boston, MA
Member of the Executive Committee
                                                        Managing Member, CCP Capital II, LLC
                                                        100 Federal Street, Boston, MA

                                                        Director, CCP Capital III, Inc.
                                                        100 Federal Street, Boston, MA

                                                        Director, iArchives, Inc.
                                                        1890 W. 4000, So. Roy, Utah

                                                        Director, CEM Associates, Inc.
                                                        1805 Highpoint Drive, Naperville, IL

Alexander L. Thorndike,                                 Trustee, Century Capital Management Trust
Managing Partner, Managing Director,                    100 Federal Street, Boston, MA
Member of the Executive Committee
                                                        Managing Member, CCP Capital II, LLC
                                                        100 Federal Street, Boston, MA

                                                        Manager, Sachem Partners, LLC
                                                        100 Federal Street, Boston, MA

Steven Alfano,                                          Managing Member, CCP Capital II, LLC
Managing Director                                       100 Federal Street, Boston, MA

                                                        Secretary and Treasurer, CCP Capital III, Inc.
                                                        100 Federal Street, Boston, MA

Allan W. Fulkerson,                                     President and Director, CCP Capital, Inc.
Member of the Executive Committee                       100 Federal Street, Boston, MA

                                                        Managing Member, CCP Capital II, LLC
                                                        100 Federal Street, Boston, MA

                                                        President and Director, CCP Capital III, Inc.
                                                        100 Federal Street, Boston, MA

                                                        Director, HCC Insurance Holdings, Inc.
                                                        13403 N.W. Freeway, Houston, TX

                                                        Director, Wellington Underwriting plc
                                                        88 Leadenhall Street, London, England

                                                        Director, The Galtney Group, Inc.
                                                        820 Gessner, Houston, TX

                                                        Director, International Financial Group, Inc.
                                                        800 Fifth Avenue, New York, NY

                                                        Director, CFI Fiduciary Services, S.A.
                                                        (Lua Seguros La Portena SA)
                                                        Bartolome Mitre 363
                                                        Buenos Aires, Argentina

                                                        Director, Asset Allocation & Management Company, LLC
                                                        30 North LaSalle St., Chicago, IL

                                                        President and Director, CenCo LLC
                                                        100 Federal Street, Boston, MA

                                                        Director, Montpelier Re Holdings, Ltd.
                                                        30 Woodbourne Ave., Pembroke, Bermuda

                                                        Director, AAM Palm Beach Capital Group, Inc.
                                                        218 Royal Palm Way, Palm Beach, Florida

                                                        Director, CenCorp, Inc.
                                                        100 Federal Street, Boston, MA

James B. Stradtner, Managing Director                   President, Century Merchant Bankers LLC
                                                        One North Charles St., Suite 1505, Baltimore, MD

                                                        Managing Member, CCP Capital II, LLC
                                                        100 Federal Street, Boston, MA

                                                        Director, CCP Capital III, Inc.
                                                        100 Federal Street, Boston, MA

                                                        Director, Montgomery Mutual Insurance Co.
                                                        17810 Meeting House Rd., Sandy Spring, MD

                                                        Director, Legal Mutual Liability Insurance Society of Maryland
                                                        502 Washington Ave., Ste. 650, Baltimore, MD

                                                        Director, Cairnstone, Inc.
                                                        5201 Blue Lagoon Drive Miami, FL

                                                        Director, CORE Insurance Holdings, Inc.
                                                        1010 Washington Blvd., Stamford, CT

                                                        Director, MasterCare, Inc.
                                                        100 Walnut Ave., Clark, NJ

                                                        Director, National Healthcare Resources, Inc.
                                                        711 Westchester Ave., White Plains, NY
                                                        Director, Cathedral Capital, PLC
                                                        51 Eastcheap, London, England

                                                        Director, Asset Allocation & Management Company, LLC
                                                        30 North LaSalle St., Chicago, IL

ITEM 26.  PRINCIPAL UNDERWRITERS.

(a) Forum Fund Services, LLC ("FFS"), the Trust's principal underwriter, also serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

The Cutler Trust
Forum Funds
Henderson Global Funds
ICM Series Trust
Monarch Funds
Sound Shore Fund, Inc.
Bridgeway Funds, Inc.

(b) The following table identifies the officers of FFS and their positions, if any, with the Trust. The business address of each of these individuals is Two Portland Square, Portland, Maine 04101.

Name                             Position with Underwriter                      Position with Trust
----                             -------------------------                      -------------------

Carl A. Bright                   President and Treasurer                                None

Richard J. Berthy                Vice President and Assistant Treasurer                 None

Nanette K. Chern                 Chief Compliance Officer, Secretary                    None
                                 and Vice President

Mark A. Fairbanks                Vice President and Assistant Secretary                 None

  (c) FFS received compensation from the Century Small Cap Select Fund of the Trust with respect to the Fund's last fiscal year ended October 31, 2004 pursuant to its Distribution and Service Plan. Reference is made to the section entitled "Investment Advisory and Other Services--Distribution and Service Plan--Century Small Cap Select Fund" in the Trust's Statement of Additional Information, forming part of this registration statement, for information regarding this compensation.

ITEM 27. LOCATION OF ACCOUNTS AND RECORDS.

All applicable accounts, books and documents required to be maintained by the Trust by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession and custody of the Trust, 100 Federal Street, 29th Floor, Boston, Massachusetts, 02110 and/or its custodian, State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts, 02171, and/or its principal transfer agent and dividend paying agent, Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101, and/or its principal underwriter, Forum Fund Services, LLC, Two Portland Square, Portland, Maine 04101. The Trust's transfer agent maintains shareholder records. The Trust also maintains portfolio trading documents and certain corporate documents. The custodian maintains the general ledger, supporting accounting data and all other accounts, books and documents.

ITEM 28.  MANAGEMENT SERVICES.

Not applicable.

ITEM 29.  UNDERTAKINGS.

Not applicable.

                                     NOTICE

A copy of the Agreement and Declaration of Trust of Century Capital Management Trust is on file with the Secretary of State of The Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Registrant by officers and Trustees of the Registrant, as officers and Trustees, respectively, and not individually, and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders of any series of the Trust individually, but are binding only upon the assets and property of the Trust or the respective series of the Trust.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940 (the "1940 Act"), the Registrant, Century Capital Management Trust, has duly caused this Post-Effective Amendment No. 12 under the Securities Act and Post-Effective Amendment No. 14 under the 1940 Act to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 23rd day of December, 2004.

                                              CENTURY CAPITAL MANAGEMENT TRUST

                                              By:/s/ Alexander L. Thorndike
                                                     -----------------------
                                                     Alexander L. Thorndike,
                                                     Chairman of the Trustees

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 12 to the Century Capital Management Trust's Registration Statement under the Securities Act has been signed below by the following persons in the capacities and on the date indicated:

Signature                        Title                      Date

John E. Beard*                   Trustee                    December 23, 2004
--------------------------
John E. Beard

Jerrold Mitchell*                Trustee                    December 23, 2004
--------------------------
Jerrold Mitchell

Ernest E. Monrad*                Trustee                    December 23, 2004
--------------------------
Ernest E. Monrad

Michael J. Poulos*               Trustee                    December 23, 2004
--------------------------
Michael J. Poulos

Jerry S. Rosenbloom*             Trustee                    December 23, 2004
--------------------------
Jerry S. Rosenbloom

David D. Tripple*                Trustee                    December 23, 2004
--------------------------
David D. Tripple

Davis R. Fulkerson*              Trustee                    December 23, 2004
--------------------------
Davis R. Fulkerson

/s/ Alexander L. Thorndike       Chairman, Trustee,         December 23, 2004
--------------------------       Chief Investment Officer
Alexander L. Thorndike

Steven Alfano*                   Secretary, Principal       December 23, 2004
--------------------------       Accounting Officer
Steven Alfano

                                          *By: /s/ Alexander L. Thorndike
                                                   ----------------------
                                                   Alexander L. Thorndike
                                                   Attorney-in-fact

                                  EXHIBIT INDEX

Exhibit No.       Description

Exhibit 22(e) Distribution and Subadministration Agreement, dated as of January 29, 2004, as amended and restated effective October 1, 2004, by and among the Trust, CCM, and FFS.

Exhibit 22(h)(3) Fee Waiver and Expense Limitation Letter from CCM to CSCSF, covering the period from March 1, 2005 through February 28, 2006.